Private Client Services FundsSM Prospectus January 1, 2014 (as supplemented March 1, 2014)

Ticker
529-A
Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group Non-U.S. Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Table of contents

Summaries:		Investment objective, strategies and risks	25
Capital Group Core Municipal Fund	1	Prior investment results of Capital Group Private Client Services	31
Capital Group Short-Term Municipal Fund	4	Management and organization	34
Capital Group California Core Municipal Fund	7	Purchase, exchange and sale of shares	37
Capital Group California Short-Term Municipal Fund	10	How to sell shares	38
Capital Group Core Bond Fund	13	Distributions and taxes	40
Capital Group Global Equity Fund	16	Fund expenses	41
Capital Group Non-U.S. Equity Fund	19	Financial highlights	42
Capital Group U.S. Equity Fund	22

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Private Client Services Funds / Prospectus 1

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 2

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–0.21%	3.08%
− After taxes on distributions		–0.21	3.06
− After taxes on distributions and sale of fund shares		0.74	2.83

Indexes	1 year	Lifetime
Barclays 1–10 Year Intermediate-Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	0.02%	3.21%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–2.18	3.37
The fund’s annualized 30-day yield at October 31, 2013: 1.36% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	4 years	Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company
Neil L. Langberg	4 years	Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Capital Group Private Client Services Funds / Prospectus 3

Capital Group Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.09
Total annual fund operating expenses	0.44
Expense reimbursement[2]	0.04
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$137	$242	$551

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Capital Group Private Client Services Funds / Prospectus 4

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 5

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objectives and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	0.70%	1.82%
− After taxes on distributions		0.66	1.78
− After taxes on distributions and sale of fund shares		1.00	1.68

Indexes	1 year	Lifetime
Barclays 1–5 Year Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.15%	2.08%
Lipper Short Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	0.17	1.35
The fund’s annualized 30-day yield at October 31, 2013: 0.50% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	4 years	Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company
Neil L. Langberg	4 years	Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 6

Capital Group California Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$131	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Private Client Services Funds / Prospectus 7

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 8

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–0.52%	2.86%
− After taxes on distributions		–0.52	2.85
− After taxes on distributions and sale of fund shares		0.56	2.66

Indexes	1 year	Lifetime
Barclays California 1-10 Year Intermediate-Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	0.63%	3.58%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–1.57	3.52
The fund’s annualized 30-day yield at October 31, 2013: 1.65% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	4 years	Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company
Karl J. Zeile	4 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 9

Capital Group California Short-Term Municipal Fund

Investment objectives

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.09
Total annual fund operating expenses	0.44
Expense reimbursement[2]	0.04
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$137	$242	$551

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Capital Group Private Client Services Funds / Prospectus 10

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 11

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper California Short-Intermediate Municipal Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objectives and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	0.46%	1.53%
− After taxes on distributions		0.46	1.52
− After taxes on distributions and sale of fund shares		0.67	1.37

Indexes	1 year	Lifetime
Barclays California Short Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.53%	2.22%
Lipper California Short-Intermediate Municipal Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.22	2.03
The fund’s annualized 30-day yield at October 31, 2013: 0.42% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	4 years	Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company
Karl J. Zeile	4 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus 12

Capital Group Core Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.06
Total annual fund operating expenses	0.41
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$131	$229	$517

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 192% of the average value of its portfolio.

Principal investment strategies

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Private Client Services Funds / Prospectus 13

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 14

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/13/2010	–1.39%	2.90%
− After taxes on distributions		–2.07	2.01
− After taxes on distributions and sale of fund shares		–0.73	1.95

Indexes	1 year	Lifetime
Barclays U.S. Government/Credit 1-10 Year ex BBB Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	–1.00%	3.12%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	–0.14	3.22
The fund’s annualized 30-day yield at October 31, 2013: 1.27% (For current yield information, please call the fund’s transfer agent at (877) 783-1317.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	4 years	Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company
David A. Hoag	4 years	Senior Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 15

Capital Group Global Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.01
Total annual fund operating expenses	0.86
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.85

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .85%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$273	$476	$1,060

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Capital Group Private Client Services Funds / Prospectus 16

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 17

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	26.36%	10.52%
− After taxes on distributions		26.12	10.34
− After taxes on distributions and sale of fund shares		15.11	8.20

Indexes	1 year	Lifetime
MSCI World (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	26.68%	10.51%
Lipper Global Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	24.77	8.90

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	3 years	Senior Vice President – Capital International Investors
Gerald Du Manoir	3 years	Senior Vice President – Capital International Investors
Gregory D. Fuss	1 year	Senior Vice President – Capital International Investors
William L. Robbins	Less than 1 year	Senior Vice President – Capital International Investors
Theodore R. Samuels	3 years	Senior Vice President – Capital International Investors
Philip Winston	Less than 1 year	Senior Vice President – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 18

Capital Group Non-U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.00
Total annual fund operating expenses	0.85
Expense reimbursement[2]	0.00
Total annual fund operating expenses after reimbursement	0.85

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .85%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Capital Group Private Client Services Funds / Prospectus 19

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 20

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	17.73%	7.34%
− After taxes on distributions		17.52	7.20
− After taxes on distributions and sale of fund shares		10.21	5.69

Indexes	1 year	Lifetime
MSCI EAFE (Net) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	22.78%	7.49%
Lipper International Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	19.65	6.00

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	3 years	Senior Vice President – Capital International Investors
Gerald Du Manoir	3 years	Senior Vice President – Capital International Investors
Gregory D. Fuss	1 year	Senior Vice President – Capital International Investors
Philip Winston	Less than 1 year	Senior Vice President – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 21

Capital Group U.S. Equity Fund

Investment objectives

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses[1]	0.01
Total annual fund operating expenses	0.66
Expense reimbursement[2]	0.01
Total annual fund operating expenses after reimbursement	0.65

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed .65%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund’s board of trustees, will be in effect through December 31, 2014.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$210	$367	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Capital Group Private Client Services Funds / Prospectus 22

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Capital Group Private Client Services Funds / Prospectus 23

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling Capital Group Private Client Services at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2013:
	Inception date	1 year	Lifetime
− Before taxes	4/1/2011	30.78%	12.39%
− After taxes on distributions		29.96	11.62
− After taxes on distributions and sale of fund shares		18.02	9.72

Indexes	1 year	Lifetime
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	32.39%	15.15%
Lipper Growth and Income Funds Average (reflects no deductions for account fees or U.S. federal income taxes)	23.38	10.73

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Guardian Trust Company,SM the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	3 years	Senior Vice President – Capital International Investors
Gregory D. Fuss	1 year	Senior Vice President – Capital International Investors
William L. Robbins	Less than 1 year	Senior Vice President – Capital International Investors
Theodore R. Samuels	3 years	Senior Vice President – Capital International Investors

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or by calling (800) 421-4996.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Capital Group Private Client Services Funds / Prospectus 24

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the series.

Capital Group Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Group Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in short-term municipal bonds. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California

Capital Group Private Client Services Funds / Prospectus 25

municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Group Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment pattern of the underlying loans by individuals.

Capital Group Private Client Services Funds / Prospectus 26

Capital Group Global Equity Fund The fund seeks to preserve your investment while providing growth. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group Non-U.S. Equity Fund The fund seeks to preserve your investment while providing growth. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objectives. Investors in the fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group U.S. Equity Fund The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ written notice to shareholders. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Group Private Client Services Funds / Prospectus 27

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks associated with those practices.

Capital Group Private Client Services Funds / Prospectus 28

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund
Capital Group Core Bond Fund

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.

Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Capital Group Private Client Services Funds / Prospectus 29

Most of the shares of Capital Group Non-U.S. Equity Fund are held through a single advisory platform (more than 88% of the fund as of January 31, 2014). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

The Barclays 1-10 Year Intermediate-Short Municipal Bond Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays 1–5 Year Short Municipal Bond Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California Short Municipal Bond Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper California-Short Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of one to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays U.S. Government/Credit 1–10 Year ex BBB Index is a market-value weighted index that tracks the total return of fixed-rate, publicly placed, dollar denominated obligations issued by the U.S. Treasury, U.S. government agencies and quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to 10 years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The Barclays California 1–10 Year Intermediate-Short Municipal Bond Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes.The Lipper California Intermediate Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California, with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of account fees or U.S. federal income taxes.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds

Capital Group Private Client Services Funds / Prospectus 30

for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth & Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the funds is available at capitalpcsfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services

The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the funds. The investment results of the separately managed accounts do not represent the historical results of the equity funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee-paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Group Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Group Non-U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Non-U.S. Equity Composite. The Capital Group U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS, results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and Non-U.S. Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers. The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

Capital Group Private Client Services Funds / Prospectus 31

Capital Group Private Client Services Global Equity Composite

Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI World Index
2013	26.56%	26.68%
2012	15.41	15.83
2011	–7.63	–5.54
2010	11.03	11.76
2009	32.10	29.99
2008	–37.05	–40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	MSCI World Index
One year	26.56%	26.68%
Five years	14.63	15.02
10 years	7.55	6.98

Capital Group Private Client Services Non-U.S. Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI EAFE Index
2013	18.25%	22.78%
2012	17.51	17.32
2011	–10.79	–12.14
2010	12.61	7.75
2009	33.17	31.78
2008	–38.91	–43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	MSCI EAFE Index
One year	18.25%	22.78%
Five years	13.20	12.44
10 years	7.79	6.91

Capital Group Private Client Services Funds / Prospectus 32

Capital Group Private Client Services U.S. Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	S&P 500 Index
2013	30.34%	32.39%
2012	12.75	16.00
2011	–1.75	2.11
2010	11.46	15.06
2009	26.77	26.46
2008	–33.01	–36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87

Average annual total returns
For periods ended December 31, 2013

	Separately managed accounts – net returns	S&P 500 Index
One year	30.34%	32.39%
Five years	15.33	17.94
10 years	7.09	7.40

Comparative indexes The composite investment results in this prospectus show how the average annual total returns of the composites compare with various broad measures of market results. See pages 31 and 32 of this prospectus for information on the indexes.

Capital Group Private Client Services Funds / Prospectus 33

Management and organization

Investment adviser Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the fund and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071. CGTC manages the investment portfolios and business affairs of the fund through its Capital Group Private Client Services division. Capital Group Private Client Services was founded in 1974 to manage the assets of high net worth individuals and families, as well as foundations, endowments and other nonprofit organizations.

The management fees for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to each of the Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the fund. Out of the fund’s unified management fee the adviser pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the unified management fee are paid by the fund.

A portion of the fund’s management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

A discussion regarding the basis for approval of the funds’ Investment Advisory and Service Agreement by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2013.

The statement of additional information contains more detailed information on the fund’s management fee.

The Capital SystemSM Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CGTC’s investment analysts may make decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS. The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Shelby Notkin	Investment professional for 49 years in total; 20 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		3 years
Capital Group Non-U.S. Equity Fund		3 years
Capital Group U.S. Equity Fund		3 years
John R. Queen	Investment professional for 22 years in total; 10 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		4 years
Capital Group Short-Term Municipal Fund		4 years
Capital Group California Core Municipal Fund		4 years
Capital Group California Short-Term Municipal Fund		4 years
Capital Group Core Bond Fund		4 years
Capital Group Private Client Services Funds / Prospectus 34

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Gerald Du Manoir	Investment professional for 24 years in total; 23 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		3 years
Capital Group Non-U.S. Equity Fund		3 years
Gregory D. Fuss	Investment professional for 31 years in total; 7 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		1 year
Capital Group Non-U.S. Equity Fund		1 year
Capital Group U.S. Equity Fund		1 year
David A. Hoag	Investment professional for 26 years in total; 22 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager

Capital Group Core Bond Fund		4 years
Neil L. Langberg	Investment professional for 38 years, all with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group Core Municipal Fund		4 years
Capital Group Short-Term Municipal Fund		4 years
William L. Robbins	Investment professional for 22 years in total; 19 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		Less than 1 year
Capital Group U.S. Equity Fund		Less than 1 year
Theodore R. Samuels	Investment professional for 34 years in total; 32 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		3 years
Capital Group U.S. Equity Fund		3 years
Philip Winston	Investment professional for 29 years in total; 17 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Group Global Equity Fund		Less than 1 year
Capital Group Non-U.S. Equity Fund		Less than 1 year
Capital Group Private Client Services Funds / Prospectus 35

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Karl J. Zeile	Investment professional for 23 years in total; 14 years with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Group California Core Municipal Fund		4 years
Capital Group California Short-Term Municipal Fund		4 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus 36

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company and/or State Street Bank and Trust Company, the fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, Capital Guardian Trust Company may not be able to open your account. If Capital Guardian Trust Company is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of the fund. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Guardian Trust Company. Certain investors who are not clients of Capital Group Private Client Services may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (800) 421-4996. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

Capital Group Private Client Services Funds / Prospectus 37

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (877) 783-1317 to sell shares.

A signature guarantee is required if the redemption is:

•	more than $125,000;
•	made payable to someone other than the registered shareholder(s); or
•	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if your Capital Group Private Client Services investment counselor determines it is appropriate.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption. If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Capital Group Private Client Services and the fund’s transfer agent reserve the right to require a signature guarantee(s) on any redemption. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees.

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company, any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC or the fund’s transfer agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Capital Group Private Client Services Funds / Prospectus 38

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund’s board of trustees has adopted policies and procedures designed to detect and prevent frequent trading in fund shares. Under these procedures, the fund maintains surveillance procedures that are designed to detect frequent trading in fund shares and evaluates trading activity that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The fund also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations; and
•	systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if the fund determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how other potentially abusive trading activity in the fund may be addressed.

Capital Group Private Client Services Funds / Prospectus 39

Distributions and taxes

Dividends and distributions Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital Group U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Group Private Client Services Funds / Prospectus 40

Capital Group Core Bond Fund
Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information.

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Capital Group Private Client Services Funds / Prospectus 41

Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from Capital Guardian Trust Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

Capital Group Core Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
			For the year ended
	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.64	$10.29	$10.27	$10.00
Income from investment operations:
Net investment income[3]	0.21	0.21	0.21	0.10
Net realized and unrealized gains on securities	(0.20)	0.35	0.04	0.26
Total from investment operations	0.01	0.56	0.25	0.36
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.09)
Distributions from capital gain	—	—	(0.02)	—[4]
Total dividends and distributions	(0.21)	(0.21)	(0.23)	(0.09)
Net asset value, end of year	$10.44	$10.64	$10.29	$10.27
Total return[5]	0.10%	5.46%	2.56%	3.63%
Net assets, end of year (in millions)	$299	$292	$250	$269
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.43%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	2.00%	1.98%	2.10%	1.81%[6]
Portfolio turnover rate	18%	13%	19%	25%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 42

Capital Group Short-Term Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
			For the year ended
	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.32	$10.19	$10.17	$10.00
Income from investment operations:
Net investment income[3]	0.14	0.14	0.11	0.05
Net realized and unrealized gains on securities	(0.07)	0.13	0.02	0.17
Total from investment operations	0.07	0.27	0.13	0.22
Dividends and distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.10)	(0.05)
Distributions from capital gain	(0.04)	—	(0.01)	—[4]
Total dividends and distributions	(0.18)	(0.14)	(0.11)	(0.05)
Net asset value, end of year	$10.21	$10.32	$10.19	$10.17
Total return[5]	0.66%	2.63%	1.33%	2.17%
Net assets, end of year (in millions)	$136	$124	$138	$89
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.44%	0.46%	0.46%	0.48%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.34%	1.32%	1.04%	0.94%[6]
Portfolio turnover rate	18%	25%	15%	36%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 43

Capital Group California Core Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
			For the year ended
	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.65	$10.25	$10.19	$10.00
Income from investment operations:
Net investment income[3]	0.20	0.21	0.20	0.08
Net realized and unrealized gains on securities	(0.20)	0.40	0.06	0.18
Total from investment operations	—	0.61	0.26	0.26
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.20)	(0.07)
Distributions from capital gain	(0.04)	—[4]	—[4]	—[4]
Total dividends and distributions	(0.25)	(0.21)	(0.20)	(0.07)
Net asset value, end of year	$10.40	$10.65	$10.25	$10.19
Total return[5]	(0.04)%	5.99%	2.61%	2.61%
Net assets, end of year (in millions)	$227	$208	$158	$169
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.45%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	1.93%	1.99%	1.98%	1.41%[6]
Portfolio turnover rate	17%	21%	24%	13%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 44

Capital Group California Short-Term Municipal Fund

Financial highlights[1] (for a share outstanding throughout each year)
			For the year ended
	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.32	$10.12	$10.13	$10.00
Income from investment operations:
Net investment income[3]	0.09	0.09	0.08	0.04
Net realized and unrealized gains on securities	(0.04)	0.20	(0.01)	0.13
Total from investment operations	0.05	0.29	0.07	0.17
Dividends and distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.08)	(0.04)
Distributions from capital gain	(0.01)	—[4]	—	—
Total dividends and distributions	(0.10)	(0.09)	(0.08)	(0.04)
Net asset value, end of year	$10.27	$10.32	$10.12	$10.13
Total return[5]	0.48%	2.96%	0.72%	1.67%
Net assets, end of year (in millions)	$115	$107	$77	$51
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.44%	0.47%	0.49%	0.55%[6]
Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%[6]
Ratio of net investment income to average net assets[5]	0.91%	0.92%	0.83%	0.79%[6]
Portfolio turnover rate	9%	14%	20%	35%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 45

Capital Group Core Bond Fund

Financial highlights[1] (for a share outstanding throughout each year)
			For the year ended
	10/31/13	10/31/12	10/31/11	10/31/10[2]
Selected per share data:
Net asset value, beginning of year	$10.62	$10.40	$10.45	$10.00
Income from investment operations:
Net investment income[3]	0.15	0.17	0.19	0.09
Net realized and unrealized gains on securities	(0.22)	0.23	0.09	0.46
Total from investment operations	(0.07)	0.40	0.28	0.55
Dividends and distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.20)	(0.09)
Distributions from capital gain	(0.16)	(0.01)	(0.13)	(0.01)
Total dividends and distributions	(0.31)	(0.18)	(0.33)	(0.10)
Net asset value, end of year	$10.24	$10.62	$10.40	$10.45
Total return[4]	(0.69)%	3.92%	2.80%	5.52%
Net assets, end of year (in millions)	$296	$296	$280	$230
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.44%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	0.40%[5]
Ratio of net investment income to average net assets[4]	1.43%	1.63%	1.82%	1.65%[5]
Portfolio turnover rate	192%	134%	118%	123%[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 46

Capital Group Global Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended
	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$9.99	$9.18	$10.00
Income from investment operations:
Net investment income[3]	0.12	0.14	0.05
Net realized and unrealized gains on securities	2.45	0.71	(0.87)
Total from investment operations	2.57	0.85	(0.82)
Dividends and distributions:
Dividends from net investment income	(0.13)	(0.04)	—
Distributions from capital gain	—	—	—
Total dividends and distributions	(0.13)	(0.04)	—
Net asset value, end of year	$12.43	$9.99	$9.18
Total return[4]	26.10%	9.19%	(8.20)%
Net assets, end of year (in millions)	$412	$205	$125
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.86%	0.86%	0.87%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.09%	1.47%	0.94%[5]
Portfolio turnover rate	25%	35%	15%[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 47

Capital Group Non-U.S. Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
		For the year ended
	10/31/13	10/31/12	10/31/11[2]
Selected per share data:
Net asset value, beginning of year	$9.74	$9.08	$10.00
Income from investment operations:
Net investment income[3]	0.15	0.13	0.07
Net realized and unrealized gains on securities	1.88	0.58	(0.99)
Total from investment operations	2.03	0.71	(0.92)
Dividends and distributions:
Dividends from net investment income	(0.05)	(0.05)	—
Distributions from capital gain	—	—	—
Total dividends and distributions	(0.05)	(0.05)	—
Net asset value, end of year	$11.72	$9.74	$9.08
Total return[4]	20.93%	7.91%	(9.20)%
Net assets, end of year (in millions)	$989	$256	$50
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.85%	0.86%	0.89%[5]
Ratio of expenses to average net assets after reimbursement[4]	0.85%[6]	0.85%	0.85%[5]
Ratio of net investment income to average net assets[4]	1.44%	1.38%	1.32%[5]
Portfolio turnover rate	25%	17%	20%[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.
Capital Group Private Client Services Funds / Prospectus 48

Capital Group U.S. Equity Fund

Financial highlights[1] (for a share outstanding throughout each year)
	For the year ended			For the eight months ended	For the year ended
	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10	7/31/09
Selected per share data:
Net asset value, beginning of year	$14.75	$14.32	$15.33	$13.09	$11.78	$14.24
Income from investment operations:
Net investment income[3]	0.20	0.22	0.10	0.16	0.22	0.24
Net realized and unrealized gains on securities	3.61	1.20	(1.02)	2.28	1.30	(2.44)
Total from investment operations	3.81	1.42	(0.92)	2.44	1.52	(2.20)
Dividends and distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)
Distributions from capital gain	(0.01)	(0.82)	—	—	—	—
Total dividends and distributions	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)
Net asset value, end of year	$18.33	$14.75	$14.32	$15.33	$13.09	$11.78
Total return[4]	26.06%	10.81%	(6.42)%	18.72%	12.91%	(15.29)%
Net assets, end of year (in millions)	$167	$103	$74	$86	$75	$79
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%	0.74%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%	0.71%
Ratio of net investment income to average net assets[4]	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%	2.12%
Portfolio turnover rate	25%	53%	82%[6]	7%[6]	22%	39%

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the adviser of Endowments – Growth and Income Portfolio.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

Capital Group Private Client Services Funds / Prospectus 49

Notes

Capital Group Private Client Services Funds / Prospectus 50

More information about the funds
For shareholder services	(866) 421-2166

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalpcsfunds.com, call (866) 421-2166 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0314P Printed in USA CGD/AFD/10210	Investment Company File No. 811-22349

Capital Group Private Client Services FundsSM (the “trust”)

Part B
Statement of Additional Information

January 1, 2014

(as supplemented March 1, 2014)

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Group Core Bond Fund (the “Core Bond Fund”), Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund (collectively the “Equity Funds”) (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated January 1, 2014 (as supplemented March 1, 2014). Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group Core Municipal FundSM	CCMPX
Capital Group Short-Term Municipal FundSM	CSTMX
Capital Group California Core Municipal FundSM	CCCMX
Capital Group California Short-Term Municipal FundSM	CCSTX
Capital Group Core Bond FundSM	CCBPX
Capital Group Global Equity FundSM	CGLOX
Capital Group Non-U.S. Equity FundSM	CNUSX
Capital Group U.S. Equity FundSM	CUSEX

Capital Group Private Client Services Funds - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or that are unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.
Capital Group Private Client Services Funds - Page 2

Capital Group California Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds issued by the state of California, its agencies and municipalities.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Group California Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds issued by the state of California, its agencies and municipalities.
•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.
•	The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.
•	The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs.
•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital Group Core Bond Fund

•	The fund will invest primarily in intermediate term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages and other assets.
Capital Group Private Client Services Funds - Page 3

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
•	The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.
•	The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.
•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.
•	The fund may only invest in securities outside the U.S. that are U.S. dollar-denominated and are in the four highest rating categories. Accordingly, the risks described below are substantially lessened.

Municipal Bond Funds and Core Bond Fund

•	In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Capital Group Global Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.
•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.
•	The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Group Non-U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.
•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.
•	The fund may invest up to 15% of its net assets in the securities of issuers based in emerging markets.
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Capital Group U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth.
•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.
•	Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted and may continue to impact interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside the U.S. may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

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Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited. The Municipal Bond Funds do not currently intend to engage in this investment practice over the next 12 months.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (d) tax-exempt variable rate debt

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issued by municipal conduits for corporate obligors; and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

The Core Bond Fund and the Equity Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.

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Capital Group Core Municipal Fund
Capital Group Short-Term Municipal Fund
Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser

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considers the higher of the credit rating of the insurer, based on the insurer’s claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless

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they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — The fund may invest more than 25% of its assets in industrial development bonds. Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

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Capital Group California Core Municipal Fund
Capital Group California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of

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the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Group Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on

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another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real

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interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Investing outside the U.S. — Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund’s investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

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The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Capital Group Global Equity Fund
Capital Group Non-U.S. Equity Fund
Capital Group U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $3.5 billion and below at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.The prices and yields of nonconvertible preferred securities or preferred

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stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Warrants and rights — The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging markets may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of emerging markets may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than

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the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

* * * * * *

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

Fund	Fiscal year	Portfolio turnover rate
Capital Group Core Municipal Fund	2013	18%
	2012	13
Capital Group Short-Term Municipal Fund	2013	18
	2012	25
Capital Group California Core Municipal Fund	2013	17
	2012	21
Capital Group California Short-Term Municipal Fund	2013	9
	2012	14
Capital Group Core Bond Fund	2013	192
	2012	134
Capital Group Global Equity Fund	2013	25
	2012	35
Capital Group Non-U.S. Equity Fund	2013	25
	2012	17
Capital Group U.S. Equity Fund	2013	25
	2012	53

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

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Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group Private Client Services Funds - Page 23

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years	Other relevant experience
Richard G. Capen, Jr., 79 Trustee (2009)	Corporate director and author	9	Former director of 16 American Funds portfolios; former director of Carnival Corporation	• Service as chief executive officer, Miami Herald • Senior management experience, Miami Herald • Former U.S. Ambassador to Spain
H. Frederick Christie, 80 Trustee (2009)	Private investor	9

Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation; former director of DineEquity, Inc.; former director of Ducommun Incorporated

•   Service as chief executive officer and chief financial officer for The Mission Group and affiliates

•   Senior corporate management experience

•   Service on trustee board of charitable organization

•   M.B.A.

Martin Fenton, 78 (2009)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	9	Former director of 47 American Funds portfolios	• Service as chief executive officer of multiple companies
Richard G. Newman, 79 Trustee (2009)	Founder, Chairman Emeritus and Director, AECOM Technology Corporation (global engineering, consulting and professional technical services)	9	Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering • Experience in global mergers and acquisitions and business

Capital Group Private Client Services Funds - Page 24

“Interested” trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios[3] overseen by trustee	Other directorships[4] held by trustee during the past five years
Paul F. Roye, 60 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Chief Legal Officer, Capital Research and Management Company*; Director, American Funds Service Company*	9	3 American Funds portfolios

Other officers

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John S. Armour, 56 President (2013)	Senior Vice President, Capital Guardian Trust Company; President – Private Client Services Division, Capital Guardian Trust Company; Chairman of the Board, Capital Guardian Trust Company, a Nevada Corporation*
Shelby Notkin, 72 Senior Vice President (2010)	Senior Vice President – Capital International Investors, Capital Guardian Trust Company; Chairman of the Board – Private Client Services Division, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation*; Senior Vice President – Capital International Investors, Capital Research and Management Company*
John R. Queen, 48 Senior Vice President (2009)	Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Guardian Trust Company; Vice President – Capital Fixed Income Investors, Capital Research and Management Company*
Timothy W. McHale, 35 Vice President (2009)	Associate Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*
Courtney R. Taylor, 38 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*
Kevin M. Saks, 41 Treasurer (2009)	Vice President, Capital Guardian Trust Company; Senior Vice President – Private Client Services Division, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation*
Capital Group Private Client Services Funds - Page 25

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan K. Countess, 47 Assistant Secretary (2012)	Associate – Fund Business Management Group, Capital Research and Management Company*
Susan R. Sunga, 58 Assistant Treasurer (2011)	Vice President, Capital Guardian Trust Company; Senior Manager – Private Client Services Division, Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation*
*	Company affiliated with Capital Guardian Trust Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Guardian Trust Company, including Capital Group Emerging Markets Total Opportunities Fund and Capital Group Private Client Services Funds.
[4]	This includes all directorships (other than Capital Group Private Client Services Funds and Capital Group Emerging Markets Total Opportunities Fund) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current. The American Funds are managed by an affiliate of Capital Guardian Trust Company.
[5]	“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2013:

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee	Aggregate dollar range[1] of shares owned in Capital Group Private Client Services Funds and American Funds[2]
“Independent” trustees
Richard G. Capen, Jr.	Over $100,000	Over $100,000	Over $100,000
H. Frederick Christie	Over $100,000	Over $100,000	Over $100,000
Martin Fenton	$10,001 – $50,000	$10,001 – $50,000	Over $100,000
Richard G. Newman	Over $100,000	Over $100,000	Over $100,000

Name	Aggregate dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in family of funds overseen by trustee	Aggregate dollar range[1] of shares owned in Capital Group Private Client Services Funds and American Funds[2]
“Interested” trustees
Paul F. Roye	Over $100,000	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.
[2]	Mr. Capen, Mr. Christie, Mr. Fenton and Mr. Newman formerly served as independent directors of certain of the American Funds which are managed by an affiliate of Capital Guardian Trust Company.
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Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers —‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The trust pays each independent trustee an annual fee of $20,000. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2013:

Name	Aggregate compensation from the trust	Total compensation from all funds managed by Capital Guardian Trust Company or its affiliates
Richard G. Capen, Jr.	$25,350	$38,000
H. Frederick Christie	23,675	35,500
Martin Fenton	23,675	35,500
Richard G. Newman	23,675	34,871

As of December 1, 2013, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the trust. Independent board members are paid certain fees for services rendered to the trust as described above.

The trust has eight funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements that the trust has entered into with independent trustees, provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an “interested person” of the trust within the meaning of the 1940 Act. The trustees have determined that an interested chair is appropriate and benefits shareholders because an interested chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent trustees exercise their informed business judgment to appoint an individual of their choosing to serve as chair, regardless of whether the trustee happens to be independent or a member of management. The independent trustees have determined that they can act independently and effectively without having an independent trustee serve as chair and that key structural components for assuring that they are in a position to do so is for the independent trustees to constitute a substantial majority of the board and to have board committees that consist solely of independent trustees. The chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs and serving as the principal contact for fund management and independent counsel to the trustees and the fund. Richard G. Capen, Jr. serves as lead independent trustee.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund’s service providers’ operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of the independent trustees. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held two meetings during the 2013 fiscal year.

The trust has a contracts committee comprised of the independent trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the trust and its investment adviser and other service providers, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Transfer Agency and Service Agreement. The contracts committee held one meeting during the 2013 fiscal year.

The trust has a nominating committee comprised of the independent trustees. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board

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of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The investment adviser votes the proxies of securities held by the fund according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the board.

Information relating to how the fund voted proxies relating to portfolio securities during the twelve month period ending June 30 of each year will be available on or about September 1 of each year (i) without charge, upon request, by calling (800) 421-4996 or (ii) on the SEC’s website at www.sec.gov.

Policy — The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

Fiduciary responsibility and long-term shareholder value — The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

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Special review — From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee (“SRC”) reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Proxy review process — Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines — The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance — The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

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Capital structure — The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans — The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility — The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special review procedures — If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the SRC. The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.

The investment adviser’s proxy voting record — Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

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Annual assessment — The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Private Client Services Account #1 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Record	15.36%
Capital Private Client Services Account #2 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Record	8.31%
Capital Private Client Services Account #3 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group California Short-Term Municipal Fund	Record	6.57%
Capital Private Client Services Account #4 6455 Irvine Center Drive, Irvine, CA 92618	Capital Group Global Equity Fund	Record	5.92%

Most of the shares of Capital Group Non-U.S. Equity Fund are held through a single advisory platform (more than 88% of the fund as of January 31, 2014). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

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Investment adviser — Capital Guardian Trust Company, the fund’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries. The fund is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets.

Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus:

Capital Group Core Municipal Fund – Barclays 1-10 Year Intermediate-Short Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Average;

Capital Group Short-Term Municipal Fund – Barclays 1-5 Year Short Municipal Bond Index and Lipper Short Municipal Debt Funds Average;

Capital Group California Core Municipal Fund – Barclays California 1-10 Year Intermediate-Short Municipal Bond Index and Lipper California Intermediate Municipal Debt Funds Average;

Capital Group California Short-Term Municipal Fund – Barclays California Short Municipal Bond Index and Lipper California Short-Intermediate Municipal Debt Funds Average;

Capital Group Core Bond Fund – Barclays U.S. Government/Credit 1-10 Year ex BBB Index, Lipper Short-Intermediate Investment Grade Debt Funds Average; and Lipper Short-Intermediate U.S. Government Funds Average;

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Capital Group Global Equity Fund – MSCI World Index; Lipper Global Funds Index; a median of a customized Global Developed Equity Competitive Universe compiled from eVestment Alliance; MSCI EAFE Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index;

Capital Group Non-U.S. Equity Fund – MSCI EAFE Index; and a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; and

Capital Group U.S. Equity Fund – S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index.

From time to time, the fund’s investment adviser may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

The following table reflects information as of October 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Capital Group Core Municipal Fund
John R. Queen	None	5	$5.2	None	299	$6.65
Neil L. Langberg	None	6	$17.3	None	None
Capital Group Short-Term Municipal Fund
John R. Queen	None	5	$5.4	None	299	$6.65
Neil L. Langberg	None	6	$17.5	None	None
Capital Group California Core Municipal Fund
John R. Queen	$50,001 – $100,000	5	$5.3	None	299	$6.65
Karl J. Zeile	$100,001 – $500,000	5	$13.6	None	None
Capital Group California Short-Term Municipal Fund
John R. Queen	None	5	$5.4	None	299	$6.65
Karl J. Zeile	$100,001 – $500,000	5	$13.7	None	None
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Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Capital Group Core Bond Fund
John R. Queen	$50,001 – $100,000	5	$5.2	None		299	$6.65
David A. Hoag	None	5	$131.0	None		None
Capital Group Global Equity Fund
Shelby Notkin	Over $1,000,000	4	$1.3	None		1,155	$13.87
Gerald Du Manoir	None	5	$1.9	7	$5.80	620[5]	$22.24
Gregory D. Fuss	None	4	$1.3	None		1,155	$13.87
William L. Robbins	None	3	$55.7	None		None
Theodore R. Samuels	None	3	$0.3	4	$0.55	1,099[6]	$102.79
Phillip Winston	None	2	$0.8	5	$4.90	46[7]	$24.00
Capital Group Non-U.S. Equity Fund
Shelby Notkin	None	4	$0.7	None		1,155	$13.87
Gerald Du Manoir	None	5	$1.3	7	$5.80	620[5]	$22.24
Gregory D. Fuss	None	4	$0.7	None		1,155	$13.87
Phillip Winston	None	2	$0.8	5	$4.90	46[7]	$24.00
Capital Group U.S. Equity Fund
Shelby Notkin	None	4	$1.5	None		1,155	$13.87
Gregory D. Fuss	None	4	$1.5	None		1,155	$13.87
William L. Robbins	None	3	$55.9	None		None
Theodore R. Samuels	None	3	$0.5	4	$0.55	1,099[6]	$102.79

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount.
[3]	Represents funds advised or sub-advised by Capital Guardian Trust Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Guardian Trust Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Guardian Trust Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.
[5]	The advisory fee of four of these accounts (representing $0.59 billion in total assets) is based partially on their investment results.
[6]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.
[7]	The advisory fee of four of these accounts (representing $3.20 billion in total assets) is based partially on their investment results.
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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until March 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the Trust’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

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The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Group Core Municipal Fund	0.35%
Capital Group Short-Term Municipal Fund	0.35
Capital Group California Core Municipal Fund	0.35
Capital Group California Short-Term Municipal Fund	0.35
Capital Group Core Bond Fund	0.35
Capital Group Global Equity Fund	0.85
Capital Group Non-U.S. Equity Fund	0.85
Capital Group U.S. Equity Fund	0.65

For the fiscal years ended October 31, 2013 and 2012, the investment adviser was entitled to receive from the funds the following management fees:

Capital Group Core Municipal Fund	2013	$1,076,000
	2012	1,002,000
Capital Group Short Term Municipal Fund	2013	446,000
	2012	478,000
Capital Group California Core Municipal Fund	2013	804,000
	2012	650,000
Capital Group California Short-Term Municipal Fund	2013	391,000
	2012	330,000
Capital Group Core Bond Fund	2013	1,039,000
	2012	1043,000
Capital Group Global Equity Fund	2013	2,613,000
	2012	1,483,000
Capital Group Non-U.S. Equity Fund	2013	4,930,000
	2012	859,000
Capital Group U.S. Equity Fund	2013	887,000
	2012	544,000

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Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

When executing portfolio transactions on behalf of its clients, the investment adviser seeks the most favorable total price reasonably attainable under the circumstances, taking into account a variety of factors (“best execution”). These factors include the size and type of transaction, the nature and condition of the markets for the security, the likely speed of execution, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity, the potential for minimizing market impact and the amount of any commission or other execution costs. The investment adviser considers and weighs these factors in its judgment when selecting broker-dealers and execution venues for client portfolio transactions. When placing orders for execution of clients’ portfolio transactions, the investment adviser does not give any consideration to whether a broker-dealer has sold shares of investment companies advised or sub-advised by it or its affiliates, or has otherwise referred clients to the investment adviser or its affiliates.

Purchases and sales of fixed-income securities are generally made with a primary market-maker acting as a principal with no stated brokerage commission. Prices for fixed income securities in secondary market transactions usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities. The prices for fixed-income securities purchased in primary market transactions, such as public offerings, new fixed-income issues, secondary offerings and private placements, may include underwriting fees.

For transactions on which commission is payable, the investment adviser negotiates commission rates with brokers based on what the investment adviser believes is reasonably necessary to obtain best execution. These rates vary based on the nature of the transaction, the market in which the security is traded and the venue chosen for trading, among other factors. The investment adviser does not consider itself obligated to obtain the lowest available commission rate if other execution costs and elements of best execution could suffer, and accordingly the commission rates paid by its clients may not be the lowest available in the marketplace.

Brokerage commissions are only a small part of the total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs. The investment adviser may execute portfolio transactions with broker-dealers who provide certain investment research and other related services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments; as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. This information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts.

The investment adviser is not obligated to pay any broker-dealer for research by generating trading commissions. When two or more broker-dealers are in a position to offer best execution for a trade, the investment adviser may give preference to broker-dealers that have provided research or other related services for the ultimate benefit of funds and accounts served by the investment adviser and its affiliated companies. If two or more of these broker-dealers have provided such services, the investment adviser may consider the relative benefit of the services to the funds and accounts served by the investment adviser and its affiliated companies, and the amount of any trading previously executed with such broker-dealers.

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The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution only basis, for certain portfolio transactions in recognition of brokerage and research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser to cause clients to pay a higher commission to a broker-dealer that provides certain brokerage and/or research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to its clients. The investment adviser periodically assesses the reasonableness of commissions in light of the total brokerage and research services provided by each broker-dealer from which it receives such services. As part of its ongoing relationship with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research service provided. In evaluating the brokerage and research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

Some investment research services provided by broker-dealers may be used to service the funds and accounts served by the investment adviser and its affiliated companies as a whole, while others may be used to service a specific segment of clients. Research services are not linked directly to particular transactions and the investment adviser does not attempt to track the benefits of research services to the commissions associated with a particular client or group of clients. Therefore, certain brokerage and investment research services provided by a broker-dealer may not benefit all clients paying commissions to such broker-dealer.

When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the funds of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended October 31, 2013, 2012 and 2011 were: $189,000, $98,000 and $59,000 for Capital Group Global Equity Fund, $675,000, $111,000 and $29,000 for Capital Group Non-U.S. Equity Fund and $47,000, $43,000 and $47,000 for Capital Group U.S. Equity Fund.

The trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the trust the largest amount of brokerage commissions by participating, directly or indirectly, in the trust’s portfolio transactions during the trust’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the trust during the trust’s most recently completed

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fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the trust during the trust’s most recently completed fiscal year.

At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Goldman Sachs & Co., Citigroup Global Markets Inc., Morgan Stanley, UBS Securities LLC and Deutsche Bank Securities, Inc. As of Capital Group Core Bond Fund’s most recently completed fiscal year, the fund held debt securities of The Goldman Sachs Group, Inc. in the amount of $863,000, Citigroup Inc. in the amount of $1,080,000, Morgan Stanley & Co. LLC in the amount of $1,219,000, UBS AG in the amount of $3,124,000 and Deutsche Bank A.G. in the amount of $1,655,000. As of Capital Group Global Equity Fund’s most recently completed fiscal year, the fund held equity securities of The Goldman Sachs Group, Inc. in the amount of $5,228,000. As of Capital Group U.S. Equity Fund’s most recently completed fiscal year, the fund held equity securities of The Goldman Sachs Group, Inc. in the amount of $2,815,000.

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Disclosure of portfolio holdings

The trust’s investment adviser, on behalf of the trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalpcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website.

The trust’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the trust’s custodian, outside counsel and auditor.

Affiliated persons of the trust, including officers of the trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the trust, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the trust nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service

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providers of the trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The trust’s investment adviser and its affiliates provide investment advice to clients other than the funds that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the trust’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased or sold (redeemed) at the net asset value next determined after the purchase or sell order is received and accepted by the trust, Capital Guardian Trust Company or the Transfer Agent. The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Capital Group Private Client Services investment counselors or their authorized designees, accepted by the Capital Guardian Trust Company, the Transfer Agent or any of its designees.

Orders received by Capital Group Private Client Services investment counselors or an authorized designee, the Transfer Agent or the trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the trust. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price). The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the trust’s officers.

All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be

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representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board. Subject to board oversight, the trust’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by the fund trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

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The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

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The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, a division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada, the trust’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital Group U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by Capital Group U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the fund’s prospectus, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent to purchase shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact Capital Group Private Client Services investment counselor or the fund’s transfer agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. Capital Group Private Client Services reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, the fund will monitor for other types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, Capital Group Private Client Services will request that the shareholder discontinue the activity. If the activity continues, Capital Group Private Client Services will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, Capital Guardian Trust Company (“CGTC”), any

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of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing CGTC (you may also reinstate them at any time by writing CGTC). If CGTC does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Transfer agent services — State Street Bank and Trust Company maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111. State Street Bank and Trust Company was entitled to a fee of $62,000 for the 2013 fiscal year for transfer agency services provided to the Municipal Bond Funds and the Core Bond Fund.

Fund accounting — State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111. State Street Bank and Trust Company was entitled to a fee of $315,000 for accounting and administrative services provided to the Municipal Bond Funds and the Core Bond Fund in the 2013 fiscal year.

Administration – State Street Bank and Trust Company provides certain administrative services to the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Codes of ethics — The trust and Capital Guardian Trust Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

Capital Group Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.44

Capital Group Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.21

Capital Group California Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.40

Capital Group California Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.27

Capital Group Core Bond Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.24

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Capital Group Global Equity Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.43

Capital Group Non-U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.72

Capital Group U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$18.33

Capital Group Private Client Services Funds - Page 56

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa

Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A

Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa

Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba

Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B

Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa

Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca

Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C

Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Capital Group Private Client Services Funds - Page 57

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

Capital Group Private Client Services Funds - Page 58

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Capital Group Private Client Services Funds - Page 59

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds - Page 60

Standard & Poor’s

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds - Page 61

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Capital Group Private Client Services Funds - Page 62

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
Capital Group Private Client Services Funds - Page 63

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds - Page 64

Capital Group Core Municipal Fund
October 31, 2013

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.59%
Alabama - 3.07%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,528	0.85%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	116	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,071	0.36
5.00%, 05/01/17	1,000	1,149	0.38
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,000	0.67
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,116	0.71
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	174	0.06
_______________________
		9,154	3.07
_______________________
Alaska - 0.34%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	945	1,009	0.34
_______________________
		1,009	0.34
_______________________
Arizona - 3.39%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.93%, 02/01/48[1]	3,000	2,951	0.99
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	208	0.07
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,129	0.38
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,113	0.37
5.00%, 07/01/20	2,800	3,293	1.10
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,086	0.37
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	187	0.06
_______________________
		10,113	3.39
_______________________
California - 8.80%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.50
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	1,000	1,054	0.35
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	1,500	1,510	0.50
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.78%, 04/01/47[1]	1,000	1,008	0.34
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/20	1,300	1,485	0.50
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	139	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	889	0.30
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,082	0.70
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	1,000	997	0.33
See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	$1,700	$1,702	0.57%
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	950	0.32
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,214	0.41
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,044	0.35
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, 06/15/27	225	237	0.08
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	114	0.04
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	550	0.18
4.00%, 09/02/17	1,215	1,327	0.44
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	930	930	0.31
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	1,000	1,148	0.38
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/21	100	122	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	700	835	0.28
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	103	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.796%, 07/01/19[1]	100	89	0.03
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	203	0.07
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	678	0.23
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,765	0.59
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	107	0.04
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,542	0.52
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	119	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	496	0.16
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	227	0.08
_______________________
		26,280	8.80
_______________________
Colorado - 1.99%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	214	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	336	0.11
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	574	0.19
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	150	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	131	0.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,255	0.76
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	758	0.25

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.83%, 09/01/39[1]	$375	$377	0.13%
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,151	0.39
_______________________
		5,946	1.99
_______________________
District of Columbia - 1.74%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/15[1]	1,250	1,255	0.42
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.56%, 10/01/44[1]	975	978	0.33
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,752	0.92
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	217	0.07
_______________________
		5,202	1.74
_______________________
Florida - 12.29%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	700	0.23
5.00%, 06/01/19	150	172	0.06
5.00%, 06/01/20	1,100	1,253	0.42
5.25%, 06/01/17	2,100	2,387	0.80
6.00%, 06/01/16	300	338	0.11
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	1,500	1,717	0.57
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,144	0.38
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	110	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,174	0.39
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,356	0.45
5.00%, 11/15/17	2,000	2,296	0.77
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	102	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,273	0.43
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	111	0.04
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,115	0.37
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	730	782	0.26
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,085	1,165	0.39
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	580	626	0.21
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	155	0.05
5.00%, 07/01/15	1,435	1,540	0.52
5.00%, 07/01/16	2,100	2,332	0.78
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	702	0.24

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	$525	$566	0.19%
5.00%, 07/01/16	2,000	2,232	0.75
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,669	0.56
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,032	0.35
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	101	0.03
5.00%, 01/15/20	300	349	0.12
5.00%, 01/15/23	300	339	0.11
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	206	0.07
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	204	0.07
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,023	0.68
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	575	598	0.20
3.00%, 07/01/16	2,050	2,170	0.73
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	107	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,162	0.39
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	458	0.15
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	299	0.10
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	509	0.17
_______________________
		36,691	12.29
_______________________
Georgia - 2.36%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	353	0.12
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,412	0.47
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,184	0.73
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	222	0.07
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	469	0.16
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	110	0.04
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,176	0.39
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	580	0.19
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	553	0.19
_______________________
		7,059	2.36
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam - 0.41%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	$1,200	$1,223	0.41%
_______________________
		1,223	0.41
_______________________
Hawaii - 1.01%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	718	0.24
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,498	0.50
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	796	0.27
_______________________
		3,012	1.01
_______________________
Illinois - 7.46%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	104	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,643	0.55
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,837	0.61
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,127	0.38
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,039	0.35
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	216	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	305	0.10
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	155	159	0.05
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,137	0.38
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	108	0.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,697	0.57
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,054	0.35
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,067	0.69
Railsplitter Tobacco Settlement Auth., Public Imps. Rev. Bonds, 5.50%, 06/01/23	1,000	1,102	0.37
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,381	0.80
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,371	0.46
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,876	0.63
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,203	0.74
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	333	0.11
5.00%, 07/01/21	375	407	0.14
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	112	0.04
_______________________
		22,278	7.46
_______________________
Indiana - 1.63%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	500	553	0.18
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	109	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,513	0.51

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	$1,200	$1,379	0.46%
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,152	0.39
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	161	0.05
_______________________
		4,867	1.63
_______________________
Iowa - 0.44%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	980	960	0.32
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	359	0.12
_______________________
		1,319	0.44
_______________________
Kansas - 0.20%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	592	0.20
_______________________
		592	0.20
_______________________
Kentucky - 0.38%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.765%, 05/01/20[1]	300	298	0.10
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	800	839	0.28
_______________________
		1,137	0.38
_______________________
Louisiana - 1.12%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	329	0.11
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	259	0.09
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,704	0.57
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,043	0.35
_______________________
		3,335	1.12
_______________________
Massachusetts - 1.69%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	178	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	108	0.04
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,076	0.36
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,042	0.35
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,294	0.43
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	116	0.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,131	0.38
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	104	0.03
_______________________
		5,049	1.69
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Michigan - 3.86%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	$700	$660	0.22%
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,565	0.52
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,326	0.78
5.00%, 01/01/21	700	803	0.27
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	100	0.03
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,726	0.58
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,374	0.46
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	166	0.06
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	211	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	725	789	0.26
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,698	0.57
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	111	0.04
_______________________
		11,529	3.86
_______________________
Minnesota - 0.87%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	785	838	0.28
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	972	967	0.33
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	720	785	0.26
_______________________
		2,590	0.87
_______________________
Mississippi - 0.77%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	2,180	2,302	0.77
_______________________
		2,302	0.77
_______________________
Missouri - 0.13%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	65	65	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	205	0.07
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	119	0.04
_______________________
		389	0.13
_______________________
Nebraska - 0.75%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	600	622	0.21
3.00%, 03/01/43	475	493	0.16

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Nebraska—continued
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	$1,125	$1,132	0.38%
_______________________
		2,247	0.75
_______________________
Nevada - 1.87%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	108	0.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	362	0.12
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,596	0.53
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,236	0.75
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,290	0.43
_______________________
		5,592	1.87
_______________________
New Hampshire - 0.20%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	593	0.20
_______________________
		593	0.20
_______________________
New Jersey - 5.11%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,201	0.40
5.00%, 11/01/21	200	240	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,075	0.36
5.00%, 12/15/17	2,000	2,313	0.78
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.98%, 02/01/17[1]	1,025	1,030	0.35
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	103	0.04
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	103	0.03
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,086	0.36
5.00%, 12/01/17	1,420	1,616	0.54
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	1,850	1,846	0.62
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	1,150	1,147	0.38
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	538	0.18
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, 06/15/17	100	108	0.04
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,214	0.74
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	620	0.21
_______________________
		15,240	5.11
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Mexico - 0.12%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.911%, 12/01/28[1]	$365	$363	0.12%
_______________________
		363	0.12
_______________________
New York - 5.82%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,309	0.77
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	111	0.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,278	0.43
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,004	0.67
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.08%, 11/01/20[1]	2,000	2,014	0.67
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series D, 5.00%, 11/15/20	1,000	1,171	0.39
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,265	0.76
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.04
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,259	0.42
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 07/01/16	125	134	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	206	0.07
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	553	0.19
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,144	0.38
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	670	706	0.24
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,114	0.71
_______________________
		17,385	5.82
_______________________
North Carolina - 1.36%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	120	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	465	0.16
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	197	0.07
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,938	0.98
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	300	342	0.11
_______________________
		4,062	1.36
_______________________
North Dakota - 0.21%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	580	611	0.21
_______________________
		611	0.21
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio - 4.34%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	$1,250	$1,398	0.47%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,065	0.36
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,157	0.39
5.00%, 09/01/19	2,000	2,323	0.78
5.00%, 09/01/20	1,030	1,194	0.40
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	700	786	0.26
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,081	0.36
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,098	0.37
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,107	0.37
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,733	0.58
_______________________
		12,942	4.34
_______________________
Oklahoma - 0.63%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	217	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.88%, 01/01/23[1]	1,650	1,662	0.56
_______________________
		1,879	0.63
_______________________
Oregon - 0.36%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,079	0.36
_______________________
		1,079	0.36
_______________________
Pennsylvania - 3.15%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	400	464	0.15
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,223	1.08
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	216	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,721	0.58
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	203	0.07
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.76%, 12/01/18[1]	1,500	1,492	0.50
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,857	0.62
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	233	0.08
_______________________
		9,409	3.15
_______________________
Puerto Rico - 0.13%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	500	377	0.13
_______________________
		377	0.13
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
South Carolina - 1.46%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	$1,025	$1,135	0.38%
5.00%, 11/01/20	500	565	0.19
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,040	1,116	0.37
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,427	0.48
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	104	0.04
_______________________
		4,347	1.46
_______________________
Tennessee - 1.48%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	131	0.05
5.00%, 12/01/18	100	119	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.68%, 10/01/38[1]	1,400	1,409	0.47
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	945	1,031	0.35
4.50%, 07/01/37	890	987	0.33
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	680	728	0.24
_______________________
		4,405	1.48
_______________________
Texas - 6.70%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	1,000	1,147	0.38
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	275	303	0.10
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	1,400	1,407	0.47
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,779	0.60
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	112	0.04
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	104	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,842	0.62
4.00%, 12/01/16	955	1,056	0.35
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	110	0.04
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,043	0.35
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,163	0.39
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,083	0.36
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 11/15/23	125	140	0.05
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	515	0.17
5.00%, 11/15/18	275	323	0.11

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.19%, 07/01/31[1]	$250	$250	0.08%
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	107	0.04
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.61%, 05/15/48[1]	850	856	0.29
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	106	0.04
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 01/01/22	1,000	1,131	0.38
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,200	1,159	0.39
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	115	0.04
6.00%, 01/01/21	100	115	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	880	1,022	0.34
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	102	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 02/15/14	100	101	0.03
5.00%, 08/15/23	350	376	0.13
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,649	0.55
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	688	0.23
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	104	0.03
_______________________
		20,008	6.70
_______________________
Utah - 0.10%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	103	0.03
5.00%, 07/01/16	200	207	0.07
_______________________
		310	0.10
_______________________
Virginia - 0.44%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	750	802	0.27
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	233	0.08
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	291	0.09
_______________________
		1,326	0.44
_______________________
Washington - 4.16%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,119	0.71
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	539	0.18

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
5.00%, 07/01/17	$1,000	$1,154	0.39%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,905	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	168	0.06
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,665	0.56
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	108	0.03
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	101	0.03
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/20	2,000	2,349	0.79
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	912	0.30
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,278	0.43
_______________________
		12,408	4.16
_______________________
Wisconsin - 1.25%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,315	0.44
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	112	0.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,351	0.45
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	800	942	0.32
_______________________
		3,720	1.25
_______________________
Total bonds & notes (cost: $271,185,934)		279,379	93.59
_______________________
Short-term securities - 5.18%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.05%, 11/01/26	200	200	0.07
0.06%, 11/01/26	2,200	2,200	0.74
City of Chicago, G.O. Prop. Tax Rev. Ref. Bonds, Series F, 0.09%, 01/01/42[1]	1,250	1,250	0.42
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	700	700	0.23
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.08%, 01/01/48[1]	3,700	3,700	1.24
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds:[1]
0.07%, 08/15/38	1,200	1,200	0.40
0.06%, 08/15/38	3,600	3,600	1.21
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series N-4, 0.07%, 10/01/49[1]	600	600	0.20
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.07%, 12/01/30[1]	600	600	0.20
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, 12/01/30[1]	700	700	0.23
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.12%, 07/01/38[1]	725	725	0.24
_______________________
Total Short-term securities (cost: $15,475,000)		15,475	5.18
_______________________

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

Total investment securities (cost: $286,660,934)	294,854	98.77
Other assets less liabilities	3,661	1.23
_______________________
Net assets	$298,515	100.00%
_______________________
_______________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $706,067, representing 0.24% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number

See Notes to Financial Statements

Capital Group Core Municipal Fund

Schedule of Investments

at October 31, 2013

Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
October 31, 2013

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.62%
Alabama - 1.56%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,071	0.78%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,058	0.78
_______________________
		2,129	1.56
_______________________
Arizona - 1.11%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	394	0.29
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	208	0.15
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	288	0.21
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	622	0.46
_______________________
		1,512	1.11
_______________________
California - 6.87%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	550	554	0.41
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	567	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	451	0.33
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,164	0.85
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,000	1,001	0.73
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	874	0.64
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	664	0.49
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	465	465	0.34
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,000	1,150	0.84
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	324	0.24
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	473	0.35
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	551	0.40
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,133	0.83
_______________________
		9,371	6.87
_______________________
Colorado - 3.45%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	451	0.33
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,053	0.77
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,048	0.77
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	535	0.39
See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	$525	$590	0.43%
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,027	0.76
_______________________
		4,704	3.45
_______________________
Connecticut - 0.73%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 11/15/32	500	541	0.40
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	453	0.33
_______________________
		994	0.73
_______________________
District of Columbia - 2.12%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	106	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.68%, 12/01/15[1]	1,000	1,004	0.74
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.56%, 10/01/44[1]	600	602	0.44
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,174	0.86
_______________________
		2,886	2.12
_______________________
Florida - 8.69%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,000	1,103	0.81
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	630	0.46
City of Lakeland, Energy Res. Auth. Rev. Ref. Bonds, 1.18%, 10/01/14[1]	600	602	0.44
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	818	0.60
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	240	0.18
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,410	1.03
5.00%, 10/01/17	450	522	0.38
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 10/01/17	1,000	1,153	0.85
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	545	587	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	315	340	0.25
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,556	1.14
5.00%, 07/01/16	190	211	0.16
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	333	0.24
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	593	0.44
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,032	0.76
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	101	0.07
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	101	0.07

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	$500	$522	0.38%
_______________________
		11,854	8.69
_______________________
Georgia - 1.23%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	287	0.21
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 11/01/19	1,000	1,177	0.86
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	210	0.16
_______________________
		1,674	1.23
_______________________
Guam - 0.50%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	678	0.50
_______________________
		678	0.50
_______________________
Hawaii - 0.93%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	105	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,167	0.85
_______________________
		1,272	0.93
_______________________
Illinois - 9.29%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,072	0.79
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, 01/01/15	100	106	0.08
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/34[1]	450	472	0.35
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	337	0.25
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	347	0.25
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,449	1.06
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,131	0.83
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,008	0.74
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	742	0.54
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,724	1.26
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,071	0.79
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,092	0.80
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	693	0.51
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,416	1.04
_______________________
		12,660	9.29
_______________________
Indiana - 1.26%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	661	0.49

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	$500	$589	0.43%
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	405	468	0.34
_______________________
		1,718	1.26
_______________________
Kentucky - 1.21%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.765%, 05/01/20[1]	290	288	0.21
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	285	299	0.22
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,063	0.78
_______________________
		1,650	1.21
_______________________
Louisiana - 1.18%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,415	1,510	1.11
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	102	0.07
_______________________
		1,612	1.18
_______________________
Massachusetts - 1.21%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	104	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	668	0.49
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	665	0.49
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	105	0.08
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	104	0.07
_______________________
		1,646	1.21
_______________________
Michigan - 2.23%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,113	0.82
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	507	0.37
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,081	0.79
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	343	0.25
_______________________
		3,044	2.23
_______________________
Minnesota - 0.78%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	355	387	0.28
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	683	0.50
_______________________
		1,070	0.78
_______________________
Missouri - 0.76%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	330	377	0.28

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri—continued
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	$620	$662	0.48%
_______________________
		1,039	0.76
_______________________
Nebraska - 0.88%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	500	518	0.38
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, 09/01/43	650	677	0.50
_______________________
		1,195	0.88
_______________________
Nevada - 1.76%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	334	0.25
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,064	1.51
_______________________
		2,398	1.76
_______________________
New Hampshire - 0.51%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	693	0.51
_______________________
		693	0.51
_______________________
New Jersey - 6.58%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	653	0.48
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,131	0.83
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.66%, 02/01/15[1]	525	525	0.39
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.98%, 02/01/17[1]	1,000	1,005	0.74
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	103	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	512	0.37
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,050	0.77
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	543	0.40
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/17 @ 100), 0.70%, 01/01/23[1]	1,000	1,002	0.73
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	250	249	0.18
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.76%, 01/01/24[1]	500	499	0.37
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	323	0.24
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,107	0.81

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	$225	$266	0.19%
_______________________
		8,968	6.58
_______________________
New Mexico - 0.26%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.9112%, 12/01/28[1]	360	358	0.26
_______________________
		358	0.26
_______________________
New York - 5.79%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 11/01/19	750	896	0.66
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,133	0.83
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.63%, 08/01/25[1]	1,000	1,005	0.74
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.98%, 11/01/18[1]	1,000	1,008	0.74
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series F, 5.00%, 11/15/18	500	585	0.43
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	439	0.32
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	575	0.42
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	500	503	0.37
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	313	330	0.24
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,422	1.04
_______________________
		7,896	5.79
_______________________
North Dakota - 0.19%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	245	258	0.19
_______________________
		258	0.19
_______________________
Ohio - 2.96%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,807	1.33
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,037	0.76
5.00%, 09/01/15	500	538	0.39
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	615	659	0.48
_______________________
		4,041	2.96
_______________________
Oklahoma - 0.10%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	131	0.10
_______________________
		131	0.10
_______________________

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oregon - 1.89%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	$2,125	$2,141	1.57%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	431	0.32
_______________________
		2,572	1.89
_______________________
Pennsylvania - 2.33%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,075	0.79
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	806	0.59
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	229	0.17
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,064	0.78
_______________________
		3,174	2.33
_______________________
South Carolina - 0.92%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	625	671	0.49
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	475	0.35
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	104	0.08
_______________________
		1,250	0.92
_______________________
Tennessee - 1.34%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	105	0.08
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.68%, 10/01/38[1]	700	704	0.52
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	470	513	0.37
4.50%, 07/01/37	450	499	0.37
_______________________
		1,821	1.34
_______________________
Texas - 7.41%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,107	0.81
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	600	603	0.44
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.68%, 05/15/34[1]	1,000	1,002	0.74
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	102	0.07
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.67%, 08/15/21[1]	1,000	1,001	0.73
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 12/01/16	100	111	0.08
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	233	0.17
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	500	582	0.43

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.19%, 07/01/31[1]	$200	$200	0.15%
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	600	579	0.43
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	465	0.34
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	102	0.07
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	679	0.50
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	347	0.25
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	385	417	0.31
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,032	0.76
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	761	0.56
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	534	0.39
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	243	0.18
_______________________
		10,100	7.41
_______________________
Washington - 7.39%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	531	0.39
5.00%, 07/01/15	1,250	1,348	0.99
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,099	0.81
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	771	0.56
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	700	0.51
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	502	0.37
5.00%, 12/01/15	1,000	1,098	0.80
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,121	0.82
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/18	1,500	1,757	1.29
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	667	0.49
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	455	486	0.36
_______________________
		10,080	7.39
_______________________
Wisconsin - 1.20%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,118	0.82
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	524	0.38
_______________________
		1,642	1.20
_______________________
Total bonds & notes (cost: $115,909,815)		118,090	86.62
_______________________

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 13.90%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.08%, 11/15/35[1]	$1,000	$1,000	0.73%
City of Minneapolis St Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.08%, 11/15/35[1]	3,050	3,050	2.24
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.04%, 04/01/42[1]	1,600	1,600	1.17
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.05%, 08/01/44[1]	650	650	0.48
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds:[1]
0.06%, 08/15/38	3,100	3,100	2.27
0.07%, 08/15/38	1,000	1,000	0.73
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.08%, 12/01/30[1]	4,400	4,400	3.23
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series D, 0.05%, 09/01/30[1]	300	300	0.22
Nebraska Educ. Fin. Auth., College & Univ. Rev. Ref. Bonds, 0.08%, 07/01/35[1]	500	500	0.37
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.08%, 06/01/31[1]	1,100	1,100	0.81
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.07%, 06/01/41[1]	300	300	0.22
New Jersey Health Care Facs. Fncg Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.07%, 07/01/43[1]	1,150	1,150	0.84
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.08%, 07/01/37[1]	800	800	0.59
_______________________
Total Short-term securities (cost: $18,950,000)		18,950	13.90
_______________________
Total investment securities (cost: $134,859,815)		137,040	100.52
Other assets less liabilities		(710)	(0.52)
_______________________
Net assets		$136,330	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $329,498, representing 0.24% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Group California Core Municipal Fund
October 31, 2013

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.15%
California - 90.89%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,088	0.48%
5.00%, 11/15/20	715	788	0.35
5.00%, 11/15/21	495	538	0.24
5.00%, 11/15/22	1,000	1,080	0.48
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.66
5.125%, 09/01/20	1,500	1,707	0.75
5.25%, 05/15/20	1,000	1,137	0.50
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	457	0.20
5.00%, 04/01/20	550	625	0.28
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	632	0.28
5.00%, 09/02/22	225	235	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	456	0.20
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,462	0.64
5.00%, 10/01/22	975	1,140	0.50
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	634	0.28
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.18%, 04/01/45[1]	3,700	3,725	1.64
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/45[1]	1,200	1,208	0.53
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,518	0.67
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
5.00%, 04/01/19	800	956	0.42
5.00%, 04/01/21	800	966	0.43
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	116	0.05
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	602	0.27
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	714	0.31
5.00%, 09/01/26	500	507	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,106	0.49
5.00%, 02/01/21	550	646	0.28
5.00%, 10/01/21	700	808	0.36
5.00%, 11/01/21	525	551	0.24
5.50%, 04/01/29	300	322	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	678	0.30
5.00%, 01/01/18	125	147	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	198	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 11/01/21	560	611	0.27
4.00%, 11/01/22	1,420	1,526	0.67
See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.50%, 11/01/17	$335	$379	0.17%
5.00%, 01/01/24	100	113	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 08/15/16	710	768	0.34
5.00%, 08/15/18	1,100	1,294	0.57
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	323	0.14
5.00%, 10/01/22	770	890	0.39
5.00%, 11/15/24	150	167	0.07
5.00%, 11/15/25	375	411	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,575	0.69
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	111	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	736	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	500	564	0.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	309	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,601	0.70
5.00%, 03/01/20	675	780	0.34
5.00%, 11/15/20	500	591	0.26
5.00%, 11/15/21	350	408	0.18
5.00%, 03/01/23	1,000	1,133	0.50
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	453	0.20
5.00%, 08/15/20	300	357	0.16
5.00%, 11/15/21	1,000	1,071	0.47
5.00%, 08/15/22	850	1,003	0.44
5.375%, 07/01/21	1,500	1,539	0.68
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	231	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,164	0.51
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	105	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	103	0.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	2,375	2,378	1.05
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	1,000	997	0.44
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	107	0.05
4.50%, 10/01/26	100	106	0.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.05
5.00%, 02/01/19	100	112	0.05
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,100	1,101	0.48

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.38%, 10/01/47[1]	$1,800	$1,800	0.79%
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	177	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	501	0.22
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	166	0.07
California Pollution Control Fncg. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 07/01/27	750	754	0.33
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	752	0.33
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	235	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,362	1.04
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	115	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	266	0.12
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	238	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,476	0.65
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	116	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,169	0.51
5.00%, 12/01/23	200	230	0.10
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/20	1,310	1,596	0.70
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	203	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	213	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	344	0.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	203	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,575	0.69
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,312	0.58
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,403	0.62
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	215	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	695	0.31
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,016	0.45
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	895	0.39
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	955	1,030	0.45

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 11/01/21	$1,645	$1,800	0.79%
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,125	0.50
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	109	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	705	0.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,225	0.54
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	997	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	516	0.23
5.00%, 07/01/16	100	108	0.05
5.00%, 05/15/19	600	673	0.30
5.00%, 11/01/19	1,000	1,159	0.51
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	255	0.11
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 11/01/19	2,000	2,170	0.96
5.00%, 11/01/24	600	622	0.27
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	552	0.24
5.00%, 09/01/22	1,400	1,535	0.68
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/20	1,000	1,208	0.53
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A:
5.00%, 10/01/20	750	907	0.40
5.00%, 10/01/21	500	605	0.27
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	207	0.09
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	330	0.15
3.15%, 09/02/21	570	556	0.24
3.55%, 09/02/23	350	330	0.15
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,158	0.51
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	516	0.23
4.375%, 09/02/21	700	722	0.32
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,208	0.53
3.00%, 09/02/20	1,250	1,253	0.55
3.25%, 09/02/22	700	693	0.31
3.375%, 09/02/23	850	804	0.35
4.00%, 09/02/18	500	550	0.24
4.00%, 09/02/19	475	505	0.22
4.50%, 09/02/22	250	258	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	117	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B, 5.00%, 05/15/20	$500	$602	0.27%
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	589	0.26
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	125	0.06
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	106	0.05
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,020	0.45
4.00%, 09/01/16	2,000	2,077	0.91
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	807	0.36
Coast Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 08/01/21	1,400	1,693	0.75
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	304	0.13
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	592	0.26
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,447	0.64
5.00%, 09/01/24	860	927	0.41
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	215	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	523	0.23
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	102	0.05
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	1,520	1,520	0.67
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,081	0.48
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	104	0.05
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,378	0.61
5.00%, 06/01/21	1,200	1,377	0.61
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	116	0.05
5.25%, 11/01/25	100	111	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	796	0.35
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	205	0.09
4.00%, 09/02/21	1,350	1,379	0.61
4.00%, 09/02/23	430	437	0.19
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	115	0.05
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	107	0.05
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	872	0.38
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	827	0.36
5.00%, 11/01/21	500	579	0.25
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	113	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	$500	$562	0.25%
5.00%, 07/01/21	1,000	1,215	0.54
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B:
5.00%, 07/01/18	1,000	1,188	0.52
5.00%, 07/01/21	900	1,085	0.48
Los Angeles County Public Works Fncg. Auth., Lease Rev. Ref. Bonds, Series A, (NATL-RE Insured), 5.00%, 12/01/13	100	100	0.04
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	217	0.10
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,009	0.44
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	808	0.36
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	358	0.16
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	236	0.10
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,202	0.53
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	206	0.09
5.00%, 07/01/24	100	115	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,065	0.47
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	678	0.30
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	106	0.05
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	540	0.24
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,500	1,500	0.66
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,100	1,100	0.48
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A, 4.00%, 01/01/14	100	101	0.04
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	459	0.20
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	443	0.20
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	465	0.20
5.00%, 08/01/20	375	414	0.18
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	162	0.07
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,149	0.51
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	832	0.37
5.50%, 07/01/21	1,000	1,168	0.51

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	$200	$230	0.10%
5.00%, 07/01/19	200	236	0.10
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	570	0.25
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 08/01/24	1,000	1,168	0.51
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	413	0.18
4.00%, 10/01/21	1,485	1,575	0.69
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	369	0.16
4.50%, 09/01/20	445	457	0.20
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 09/15/17	500	517	0.23
3.75%, 09/15/18	770	796	0.35
4.00%, 09/15/20	340	360	0.16
4.00%, 09/15/22	440	448	0.20
5.00%, 09/01/20	610	699	0.31
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	104	0.05
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	101	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	551	0.24
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	675	0.30
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	841	0.37
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,193	0.53
5.00%, 08/01/20	775	935	0.41
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	225	264	0.12
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 07/01/20	700	816	0.36
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A, 5.00%, 07/01/18	850	981	0.43
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	573	0.25
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	827	0.36
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	899	0.40
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	475	531	0.23
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	115	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	103	0.05
4.00%, 08/01/20	100	110	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	932	0.41
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	116	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	474	0.21

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	$300	$346	0.15%
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	968	0.43
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	289	0.13
5.00%, 08/01/18	275	304	0.13
5.25%, 08/01/19	290	324	0.14
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	491	0.22
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	897	0.39
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,376	0.61
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	526	0.23
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	406	0.18
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,047	0.46
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	228	0.10
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	880	0.39
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	325	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	643	0.28
4.25%, 09/01/21	1,560	1,589	0.70
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,118	0.49
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,194	0.53
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	963	0.42
5.00%, 08/15/20	1,000	1,030	0.45
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/14[1]	1,700	1,702	0.75
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	237	0.10
5.00%, 07/01/20	1,550	1,855	0.82
5.00%, 07/01/23	800	922	0.41
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	551	0.24
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	561	0.25
5.00%, 07/01/18	350	415	0.18
5.00%, 07/01/21	750	904	0.40
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,196	0.53
5.00%, 07/01/20	245	293	0.13
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	114	0.05

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	$1,175	$1,215	0.54%
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	279	0.12
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	200	207	0.09
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	117	0.05
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	750	826	0.36
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	300	0.13
5.00%, 02/01/19	2,000	2,352	1.04
5.00%, 02/01/20	2,700	3,178	1.40
State of California, G.O. General Fund Ref. Notes, 5.00%, 08/01/20	375	424	0.19
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,542	0.68
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	708	0.31
5.25%, 10/01/20	650	763	0.34
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	103	0.05
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	119	0.05
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,045	0.90
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,265	0.56
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,099	0.48
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	305	0.13
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	105	0.05
5.00%, 01/01/22	1,500	1,690	0.74
5.25%, 01/01/24	100	113	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	576	0.25
5.00%, 01/01/22	700	796	0.35
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	146	0.06
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	560	0.25
5.00%, 05/15/20	500	598	0.26
Univ. of California, College & Univ. Rev. Ref. Bonds, Series G, 4.00%, 05/15/21	1,000	1,127	0.50
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	205	0.09
_______________________
		206,444	90.89
_______________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	115	0.05
_______________________
		115	0.05
_______________________

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida - 0.25%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	$500	$572	0.25%
_______________________
		572	0.25
_______________________
Guam - 1.16%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 10/01/19	150	160	0.07
5.00%, 10/01/20	225	239	0.11
5.00%, 10/01/21	350	368	0.16
5.00%, 10/01/22	710	739	0.33
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	1,100	1,121	0.49
_______________________
		2,627	1.16
_______________________
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	113	0.05
_______________________
		113	0.05
_______________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	105	0.05
_______________________
		105	0.05
_______________________
Oregon - 0.44%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	1,000	1,008	0.44
_______________________
		1,008	0.44
_______________________
Puerto Rico - 1.50%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	730	551	0.24
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	411	0.18
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,055	0.47
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	1,400	1,387	0.61
_______________________
		3,404	1.50
_______________________
Texas - 0.53%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.83%, 05/15/34[1]	1,100	1,105	0.48
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111	0.05
_______________________
		1,216	0.53
_______________________

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U. S. Virgin Islands - 0.23%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 10/01/24	$500	$535	0.23%
_______________________
		535	0.23
_______________________
Total bonds & notes (cost: $211,793,733)		216,139	95.15
_______________________
Short-term securities - 4.64%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, 09/01/38[1]	1,000	1,000	0.44
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.05%, 11/01/35[1]	2,400	2,400	1.06
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.04%, 08/15/27[1]	1,900	1,900	0.84
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.06%, 07/01/35[1]	3,000	3,000	1.32
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.05%, 07/01/23[1]	2,235	2,235	0.98
_______________________
Total Short-term securities (cost: $10,535,000)		10,535	4.64
_______________________
Total investment securities (cost: $222,328,733)		226,674	99.79
Other assets less liabilities		469	0.21
_______________________
Net assets		$227,143	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance

See Notes to Financial Statements

Capital Group California Core Municipal Fund

Schedule of Investments

at October 31, 2013

Fncg.	= Financing
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
October 31, 2013

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 81.25%
California - 77.06%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.44%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	223	0.19
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	430	0.38
5.00%, 04/01/18	250	285	0.25
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.98%, 04/01/47[1]	250	252	0.22
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	759	0.66
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.78%, 04/01/47[1]	1,675	1,688	1.47
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	285	0.25
5.00%, 04/01/17	400	461	0.40
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	652	0.57
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	267	0.23
4.00%, 09/01/16	75	83	0.07
4.00%, 02/01/17	100	111	0.10
5.00%, 04/01/14	100	102	0.09
5.00%, 10/01/16	250	280	0.24
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	542	0.47
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	426	0.37
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	157	0.14
4.00%, 04/01/16	300	324	0.28
4.00%, 04/01/17	200	220	0.19
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 08/15/17	510	581	0.51
5.00%, 08/15/18	500	588	0.51
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	224	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	490	522	0.46
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	163	0.14
5.00%, 11/15/16	225	245	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	463	0.40
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	300	0.26
4.00%, 03/01/18	200	222	0.19
4.00%, 03/01/19	500	551	0.48
5.00%, 08/15/14	100	104	0.09
5.00%, 11/15/16	250	282	0.25
5.00%, 10/01/18	500	588	0.51
5.00%, 11/15/19	300	353	0.31
See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	$150	$161	0.14%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	922	0.80
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	209	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	103	0.09
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	1,100	1,101	0.96
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.36%, 10/01/47[1]	500	499	0.44
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series A-2 (Mandatory Put 04/01/14 @ 100), 0.58%, 04/01/38[1]	600	601	0.52
California Infrastructure & Econ. Dev. Bank, Rev. Bonds, Series B-1 (Mandatory Put 04/01/15 @ 100), 0.38%, 10/01/47[1]	1,000	1,000	0.87
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	240	0.21
4.00%, 10/01/16	200	218	0.19
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	227	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	563	0.49
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,476	1.29
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	601	0.52
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,115	0.97
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	449	0.39
5.00%, 04/01/18	400	467	0.41
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	544	0.47
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	432	0.38
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	554	0.48
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	413	0.36
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	479	0.42
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	108	0.09
5.00%, 10/01/16	240	270	0.24
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	360	0.31
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	146	0.13
5.00%, 11/01/18	400	477	0.42
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	453	0.40
5.00%, 11/01/17	350	409	0.36

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	$500	$557	0.49%
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	683	0.60
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	414	0.36
5.00%, 07/01/14	650	670	0.58
5.00%, 11/01/15	300	325	0.28
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	543	0.47
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,075	1.81
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	599	0.52
5.00%, 10/01/19	330	397	0.35
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,108	0.97
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	654	0.57
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	152	0.13
4.00%, 06/01/16	100	109	0.10
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	453	0.40
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	588	0.51
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	487	0.42
5.00%, 09/01/20	545	611	0.53
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.43%, 06/01/25[1]	1,070	1,070	0.93
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	601	0.52
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	571	0.50
5.00%, 06/01/19	500	575	0.50
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	125	0.11
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	338	0.29
5.00%, 11/01/18	425	500	0.44
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	814	0.71
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/17	500	563	0.49
5.00%, 07/01/16	500	562	0.49
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	899	0.78
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	730	0.64
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	211	0.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, 07/01/18	550	603	0.53
5.00%, 07/01/15	420	454	0.40
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	500	516	0.45
5.00%, 07/01/18	500	592	0.52

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	$500	$544	0.47%
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	103	0.09
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	103	0.09
5.00%, 07/01/15	200	216	0.19
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	1,600	1,600	1.40
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.43%, 07/01/27[1]	500	500	0.44
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	323	0.28
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	391	0.34
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	570	0.50
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	382	0.33
4.00%, 10/01/18	300	329	0.29
Rancho Santiago Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 09/01/19	1,000	1,143	1.00
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	263	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	108	0.09
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	261	0.23
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	290	0.25
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	283	0.25
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	569	0.50
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	451	0.39
5.00%, 08/01/18	1,000	1,193	1.04
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	278	0.24
5.00%, 07/01/17	650	740	0.65
5.00%, 07/01/18	100	115	0.10
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	512	0.45
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	590	0.51
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	978	0.85
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	196	0.17
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	322	0.28
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	512	0.45
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	223	0.19
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	512	0.45

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	$500	$587	0.51%
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C, 5.00%, 11/01/13	400	400	0.35
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	593	0.52
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	108	0.09
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	316	0.28
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	342	0.30
4.00%, 08/01/19	475	544	0.47
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.00%, 09/01/17	820	848	0.74
4.00%, 09/01/18	175	181	0.16
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	542	0.47
5.00%, 03/01/18	750	879	0.77
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.91%, 11/01/14[1]	1,000	1,001	0.87
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	239	0.21
5.00%, 07/01/16	200	224	0.20
5.00%, 07/01/17	750	867	0.76
5.00%, 07/01/18	200	237	0.21
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	164	0.14
5.00%, 07/01/17	775	896	0.78
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	516	0.45
5.00%, 07/01/16	500	561	0.49
5.00%, 07/01/18	350	415	0.36
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	791	0.69
5.00%, 07/01/19	600	717	0.63
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	355	0.31
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	600	620	0.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	259	0.23
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	516	0.45
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	551	0.48
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,165	1.02
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	534	0.47
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	269	0.23
State of California, G.O. Misc. Rev. Ref. Bonds:
4.00%, 09/01/17	500	561	0.49

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 09/01/19	$700	$830	0.72%
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	564	0.49
5.00%, 06/01/15	200	215	0.19
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.83%, 05/01/17[1]	400	403	0.35
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	206	0.18
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	646	0.56
5.50%, 04/01/19	2,050	2,469	2.15
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	607	0.53
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	710	0.62
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	517	0.45
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 04/01/16	340	363	0.32
4.00%, 04/01/17	350	379	0.33
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	105	0.09
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	339	0.30
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	392	0.34
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	224	0.20
_______________________
		88,347	77.06
_______________________
Colorado - 0.30%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	345	0.30
_______________________
		345	0.30
_______________________
Florida - 1.79%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	500	571	0.50
Citizens Prop. Insurance Corp., Cash Flow Mgmt., Misc. Rev. Bonds, 5.00%, 06/01/15	100	107	0.09
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.73%, 06/01/14[1]	700	705	0.62
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	666	0.58
_______________________
		2,049	1.79
_______________________
Guam - 0.29%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	300	339	0.29
_______________________
		339	0.29
_______________________

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois - 0.50%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	$500	$575	0.50%
_______________________
		575	0.50
_______________________
Louisiana - 0.19%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	200	213	0.19
_______________________
		213	0.19
_______________________
Massachusetts - 0.15%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.51%, 01/01/18[1]	175	175	0.15
_______________________
		175	0.15
_______________________
Mississippi - 0.44%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	480	507	0.44
_______________________
		507	0.44
_______________________
Oregon - 0.53%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.08%, 10/01/22[1]	600	605	0.53
_______________________
		605	0.53
_______________________
Total bonds & notes (cost: $91,618,426)		93,155	81.25
_______________________
Short-term securities - 18.38%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.06%, 09/01/38[1]	1,720	1,720	1.50
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.05%, 11/01/35[1]	3,600	3,600	3.14
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.06%, 11/01/26[1]	400	400	0.35
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.03%, 08/15/36[1]	2,300	2,300	2.00
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.04%, 08/15/27[1]	800	800	0.70
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.06%, 09/02/29[1]	768	768	0.67
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.06%, 09/02/29[1]	2,100	2,100	1.83
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.06%, 09/01/51[1]	1,700	1,700	1.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.06%, 07/01/35[1]	3,000	3,000	2.62
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	500	500	0.44
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.05%, 07/01/35[1]	1,500	1,500	1.31

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.05%, 07/01/23[1]	$2,685	$2,685	2.34%
_______________________
Total Short-term securities (cost: $21,073,000)	21,073	18.38
_______________________
Total investment securities (cost: $112,691,426)	114,228	99.63
Other assets less liabilities	425	0.37
_______________________
Net assets	$114,653	100.00%
_______________________
_______________________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund

Schedule of Investments

at October 31, 2013

St.	= State
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Group Core Bond Fund
October 31, 2013

Investment portfolio – quality ratings*

* Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 96.56%
U.S. government & government agency bonds & notes - 48.29%
Fannie Mae:
2.75%, 03/13/14	$2,000	$2,020	0.68%
0.50%, 03/28/16	2,905	2,905	0.98
0.375%, 07/05/16	1,000	995	0.34
1.25%, 09/28/16	1,000	1,019	0.34
1.25%, 01/30/17	1,445	1,469	0.50
1.00%, 11/15/17	4,645	4,605	1.55
0.875%, 05/21/18	500	489	0.16
Federal Home Loan Banks:
1.00%, 06/21/17	600	602	0.20
1.875%, 03/13/20	2,910	2,876	0.97
Freddie Mac:
5.00%, 07/15/14	1,000	1,034	0.35
0.75%, 11/25/14	1,700	1,711	0.58
0.50%, 08/28/15	2,500	2,509	0.85
4.75%, 01/19/16	2,000	2,191	0.74
2.50%, 05/27/16	1,000	1,049	0.35
1.00%, 06/29/17	500	500	0.17
4.875%, 06/13/18	500	579	0.20
U.S. Treasury Bonds, 7.625%, 02/15/25	750	1,113	0.38
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,266	1,268	0.43
0.125%, 04/15/16	6,193	6,364	2.15
2.375%, 01/15/17	383	425	0.14
0.125%, 04/15/18	506	523	0.18
0.375%, 07/15/23	3,180	3,179	1.07
2.00%, 01/15/26	589	682	0.23
U.S. Treasury Notes:
2.375%, 09/30/14	2,500	2,551	0.86
4.00%, 02/15/15	12,115	12,707	4.29
1.25%, 09/30/15	500	509	0.17
4.50%, 02/15/16	500	547	0.18
2.625%, 02/29/16	6,075	6,392	2.16
0.375%, 03/15/16	10,020	10,014	3.38
1.50%, 06/30/16	7,020	7,209	2.43
1.50%, 07/31/16	3,650	3,748	1.26
0.625%, 08/15/16	1,000	1,003	0.34
1.00%, 09/30/16	1,000	1,012	0.34
4.625%, 02/15/17	4,000	4,507	1.52
1.00%, 03/31/17	1,500	1,512	0.51
0.875%, 04/30/17	1,000	1,003	0.34
4.50%, 05/15/17	22,020	24,852	8.39
8.75%, 05/15/17	490	626	0.21
0.75%, 06/30/17	250	249	0.08
1.875%, 08/31/17	5,450	5,643	1.90
0.75%, 03/31/18	500	492	0.17
3.875%, 05/15/18	1,000	1,121	0.38
1.00%, 05/31/18	710	704	0.24
1.375%, 06/30/18	250	252	0.08
4.00%, 08/15/18	4,000	4,520	1.52
1.25%, 04/30/19	500	494	0.17
1.00%, 09/30/19	500	482	0.16
1.375%, 05/31/20	1,000	971	0.33
See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
U.S. government & government agency bonds & notes—continued
3.125%, 05/15/21	$2,000	$2,149	0.73%
2.00%, 02/15/23	2,000	1,920	0.65
1.75%, 05/15/23	5,640	5,266	1.78
2.50%, 08/15/23	550	548	0.18
_______________________
Total U.S. government & government agency bonds & notes		143,110	48.29
_______________________
Mortgage-backed obligations - 17.00%
Federal agency mortgage-backed obligations - 10.27%
Fannie Mae:
4.50%, 07/01/19	118	125	0.04
4.50%, 03/01/20	573	609	0.21
2.717%, 02/25/22	500	490	0.17
3.50%, 10/01/25	5,380	5,692	1.92
2.50%, 11/01/27	1,824	1,845	0.62
2.50%, 12/01/27	543	550	0.18
2.50%, 02/01/28	48	49	0.02
2.50%, 05/01/28	79	81	0.03
2.50%, 06/01/28	900	911	0.31
2.50%, 08/01/28	735	745	0.25
2.50%, 09/01/28	827	838	0.28
5.50%, 04/25/37	112	123	0.04
5.50%, 09/01/38	1,408	1,535	0.52
5.00%, 06/01/41	1,434	1,568	0.53
5.00%, 08/01/41	410	449	0.15
3.169%, 09/01/41 [1]	263	275	0.09
3.50%, 07/01/42	4,460	4,585	1.55
4.50%, 11/01/43 TBA	4,155	4,449	1.50
6.00%, 11/01/43 TBA	500	548	0.19
Freddie Mac:
1.873%, 01/25/18	416	424	0.14
2.699%, 05/25/18	790	825	0.28
2.303%, 09/25/18	2,350	2,401	0.81
3.974%, 01/25/21 [1]	524	564	0.19
2.373%, 05/25/22	500	476	0.16
6.00%, 02/15/37	77	85	0.03
Ginnie Mae, 4.50%, 01/20/40	174	190	0.06
_______________________
		30,432	10.27
_______________________
Commercial mortgage-backed securities - 6.73%
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	346	346	0.12
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,408	1,543	0.52
5.695%, 09/15/40[1]	720	806	0.27
Commercial Mortgage Trust, 5.292%, 12/10/46	359	398	0.13
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/46[2]	1,573	1,655	0.56
Fannie Mae Aces, 1.4513%, 02/25/18	1,103	1,100	0.37
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	388	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	288	290	0.10
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	526	0.18
5.44%, 05/15/45	650	716	0.24

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
5.372%, 05/15/47	$660	$712	0.24%
5.706%, 02/12/49[1]	650	730	0.25
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.672%, 02/15/46[2]	500	527	0.18
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 02/15/51[1]	369	418	0.14
LB-UBS Commercial Mortgage Trust:
5.387%, 02/15/40	724	806	0.27
5.493%, 02/15/40[1]	680	721	0.24
5.838%, 07/15/44[1]	406	455	0.15
6.163%, 09/15/45[1]	500	574	0.19
Merrill Lynch Mortgage Trust, 5.852%, 06/12/50[1]	730	819	0.28
ML-CFC Commercial Mortgage Trust, 5.892%, 08/12/49[1]	550	620	0.21
Morgan Stanley Capital I:
5.205%, 11/14/42[1]	350	371	0.12
5.319%, 12/15/43	499	550	0.19
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	1,075	1,139	0.38
5.342%, 12/15/43	1,650	1,834	0.62
5.466%, 01/15/45[1]	510	553	0.19
5.591%, 04/15/47[1]	510	554	0.19
5.732%, 06/15/49[1]	725	809	0.27
_______________________
		19,960	6.73
_______________________
Total mortgage-backed obligations		50,392	17.00
_______________________
Corporate bonds & notes - 26.78%
Banks - 2.99%
Bank of America Corp.:
2.60%, 01/15/19	715	720	0.24
5.00%, 05/13/21	250	275	0.09
3.30%, 01/11/23	165	159	0.05
BB&T Corp., 2.05%, 06/19/18	670	672	0.23
BNP Paribas SA, 3.002%, 12/20/14[1]	430	443	0.15
Citigroup, Inc.:
4.75%, 05/19/15	118	125	0.04
4.587%, 12/15/15	350	375	0.13
2.50%, 09/26/18	575	580	0.20
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	125	0.04
1.625%, 05/15/18	725	713	0.24
3.20%, 01/25/23	125	120	0.04
Morgan Stanley, 2.125%, 04/25/18	300	298	0.10
Northern Trust Corp., 4.625%, 05/01/14	300	306	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	492	0.17
The Goldman Sachs Group, Inc.:
2.90%, 07/19/18	510	521	0.18
3.625%, 01/22/23	350	342	0.12
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	1,000	1,072	0.36
UBS AG/Stamford CT:
3.875%, 01/15/15	275	286	0.10

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Banks—continued
4.875%, 08/04/20	$250	$282	0.09%
Wells Fargo & Co., 0.438%, 10/28/15[1]	815	814	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	155	0.05
_______________________
		8,875	2.99
_______________________
REITS - 2.76%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	289	0.10
Avalonbay Communities, Inc., 3.625%, 10/01/20	385	396	0.13
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	112	0.04
Corporate Office Properties LP, 5.25%, 02/15/24	710	742	0.25
DCT Industrial Operating Partnership LP, Series 144A, 4.50%, 10/15/23[2]	500	503	0.17
ERP Operating LP:
5.25%, 09/15/14	300	312	0.10
4.625%, 12/15/21	350	377	0.13
3.00%, 04/15/23	265	252	0.08
Kimco Realty Corp., 5.584%, 11/23/15	1,048	1,143	0.39
Mack-Cali Realty LP, 2.50%, 12/15/17	500	498	0.17
Prologis LP:
2.75%, 02/15/19	360	364	0.12
6.875%, 03/15/20	127	152	0.05
3.35%, 02/01/21	675	676	0.23
Simon Property Group LP:
4.20%, 02/01/15	300	311	0.10
5.25%, 12/01/16	385	430	0.15
UDR, Inc., 3.70%, 10/01/20	400	407	0.14
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	710	681	0.23
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	533	0.18
_______________________
		8,178	2.76
_______________________
Electric - 2.23%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	259	0.09
Duke Energy Corp., 3.95%, 10/15/23	165	168	0.06
Entergy Louisiana LLC, 1.875%, 12/15/14	350	355	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	350	0.12
Northern States Power Co., 2.60%, 05/15/23	500	472	0.16
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	274	0.09
Pacificorp, 5.65%, 07/15/18	755	883	0.30
Progress Energy, Inc., 7.05%, 03/15/19	930	1,133	0.38
PSEG Power LLC, 2.75%, 09/15/16	250	260	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	309	0.10
Tampa Electric Co., 2.60%, 09/15/22	350	332	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	350	373	0.13
4.00%, 03/15/16	390	415	0.14
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	716	0.24
2.95%, 01/15/22	300	297	0.10
_______________________
		6,596	2.23
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Oil & gas - 2.05%
Anadarko Petroleum Corp., 6.375%, 09/15/17	$250	$292	0.10%
Apache Corp., 2.625%, 01/15/23	765	714	0.24
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	303	0.10
Chevron Corp.:
0.889%, 06/24/16	500	503	0.17
1.718%, 06/24/18	430	431	0.14
Devon Energy Corp., 3.25%, 05/15/22	725	705	0.24
Husky Energy, Inc., 7.25%, 12/15/19	250	308	0.10
Petrobras Global Finance BV, 3.00%, 01/15/19	415	396	0.13
Phillips 66, 4.30%, 04/01/22	290	302	0.10
Shell International Finance BV, 4.00%, 03/21/14	350	355	0.12
Statoil ASA:
3.125%, 08/17/17	300	320	0.11
2.45%, 01/17/23	540	502	0.17
Total Capital Canada Ltd., 1.625%, 01/28/14	350	351	0.12
Total Capital International SA, 2.875%, 02/17/22	230	225	0.08
Transocean, Inc., 3.80%, 10/15/22	390	374	0.13
_______________________
		6,081	2.05
_______________________
Pharmaceuticals - 2.05%
Abbvie, Inc., 2.90%, 11/06/22	925	884	0.30
Cardinal Health, Inc., 3.20%, 03/15/23	275	262	0.09
Express Scripts Holding Co., 2.65%, 02/15/17	250	260	0.09
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.15
1.50%, 05/08/17	241	243	0.08
2.85%, 05/08/22	250	244	0.08
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.02
3.25%, 03/01/16	310	325	0.11
Medco Health Solutions, Inc., 4.125%, 09/15/20	495	518	0.17
Merck & Co., Inc.:
1.10%, 01/31/18	250	246	0.08
2.80%, 05/18/23	250	239	0.08
Novartis Capital Corp., 2.90%, 04/24/15	560	581	0.20
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	346	0.12
Pfizer, Inc.:
0.554%, 06/15/18[1]	500	501	0.17
6.20%, 03/15/19	300	363	0.12
Sanofi-Aventis SA, 0.558%, 03/28/14[1]	500	501	0.17
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	75	72	0.02
_______________________
		6,072	2.05
_______________________
Diversified financial services - 1.41%
American Express Co., 0.8521%, 05/22/18[1]	500	501	0.17
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	500	515	0.17
General Electric Capital Corp.:
2.30%, 04/27/17	250	258	0.09
3.10%, 01/09/23	1,020	985	0.33
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	970	991	0.33

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Diversified financial services—continued
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	$733	$738	0.25%
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	198	0.07
_______________________
		4,186	1.41
_______________________
Insurance - 1.36%
American International Group, Inc., 4.125%, 02/15/24	725	747	0.25
Berkshire Hathaway, 2.00%, 08/15/18	750	758	0.26
Liberty Mutual Group, Inc., Series 144A, 4.25%, 06/15/23[2]	500	501	0.17
Prudential Financial, Inc.:
1.044%, 08/15/18[1]	570	573	0.19
2.30%, 08/15/18	350	356	0.12
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,105	0.37
_______________________
		4,040	1.36
_______________________
Beverages - 1.20%
Anheuser-Busch InBev Worldwide, Inc.:
0.603%, 07/14/14[1]	585	586	0.20
4.125%, 01/15/15	300	313	0.11
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	835	0.28
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	245	253	0.08
The Coca-Cola Co.:
3.625%, 03/15/14	375	380	0.13
1.50%, 11/15/15	350	357	0.12
2.45%, 11/01/20	850	846	0.28
_______________________
		3,570	1.20
_______________________
Pipelines - 1.16%
Enbridge, Inc.:
5.60%, 04/01/17	790	885	0.30
4.00%, 10/01/23	505	514	0.17
Enterprise Products Operating LLC, 3.35%, 03/15/23	350	338	0.11
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	685	0.23
Spectra Energy Partners LP, 2.95%, 09/25/18	500	512	0.17
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	199	0.07
Williams Partners LP, 3.80%, 02/15/15	300	311	0.11
_______________________
		3,444	1.16
_______________________
Telecommunications - 1.00%
AT&T, Inc.:
0.90%, 02/12/16	200	200	0.07
2.40%, 08/15/16	200	207	0.07
Cisco Systems, Inc., 0.5044%, 03/14/14[1]	200	200	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	512	0.17
France Telecom SA, 4.375%, 07/08/14	300	307	0.10
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.07
5.15%, 09/15/23	940	1,021	0.34

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Telecommunications—continued
Vodafone Group PLC, 5.00%, 09/15/15	$300	$323	0.11%
_______________________
		2,971	1.00
_______________________
Media - 0.91%
CBS Corp., 1.95%, 07/01/17	200	202	0.07
Comcast Corp.:
5.85%, 11/15/15	300	331	0.11
5.70%, 05/15/18	300	351	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	401	0.13
News America, Inc., 4.50%, 02/15/21	350	377	0.13
The Walt Disney Co., 5.50%, 03/15/19	300	350	0.12
Time Warner, Inc., 5.875%, 11/15/16	300	340	0.11
Viacom, Inc., 2.50%, 09/01/18	350	354	0.12
_______________________
		2,706	0.91
_______________________
Healthcare-services - 0.80%
Aetna, Inc.:
1.50%, 11/15/17	350	347	0.12
2.75%, 11/15/22	655	613	0.21
Humana, Inc., 3.15%, 12/01/22	300	284	0.09
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	268	0.09
WellPoint, Inc.:
2.30%, 07/15/18	285	286	0.10
4.35%, 08/15/20	300	323	0.11
_______________________
		2,371	0.80
_______________________
Mining - 0.65%
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	300	303	0.10
1.625%, 02/24/17	510	516	0.18
Newcrest Finance Pty Ltd., Series 144A, 4.45%, 11/15/21[2]	385	330	0.11
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	510	512	0.17
Teck Resources Ltd., 3.15%, 01/15/17	260	270	0.09
_______________________
		1,931	0.65
_______________________
Food - 0.63%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	348	0.12
General Mills, Inc., 0.6132%, 05/16/14[1]	500	500	0.17
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	498	0.17
Mondelez International, Inc., 5.375%, 02/10/20	445	506	0.17
_______________________
		1,852	0.63
_______________________
Transportation - 0.57%
Burlington Northern Santa Fe LLC, 3.60%, 09/01/20	300	313	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	690	696	0.23

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Transportation—continued
5.55%, 05/15/18	$50	$58	0.02%
2.85%, 12/15/21	200	197	0.07
Union Pacific Corp., 2.75%, 04/15/23	450	424	0.14
_______________________
		1,688	0.57
_______________________
Miscellaneous manufacturing - 0.51%
Danaher Corp., 2.30%, 06/23/16	200	207	0.07
General Electric Co.:
5.25%, 12/06/17	620	710	0.24
2.70%, 10/09/22	300	288	0.10
Honeywell International, Inc., 3.875%, 02/15/14	300	303	0.10
_______________________
		1,508	0.51
_______________________
Retail - 0.48%
Dollar General Corp., 3.25%, 04/15/23	300	277	0.09
Home Depot, Inc., 4.40%, 04/01/21	350	386	0.13
Target Corp., 6.00%, 01/15/18	350	412	0.14
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	353	0.12
_______________________
		1,428	0.48
_______________________
Agriculture - 0.44%
Altria Group, Inc.:
2.85%, 08/09/22	250	233	0.08
2.95%, 05/02/23	200	186	0.06
4.00%, 01/31/24	580	583	0.20
5.375%, 01/31/44	300	304	0.10
_______________________
		1,306	0.44
_______________________
Distribution/Wholesale - 0.41%
Glencore Funding LLC, Series 144A, 1.603%, 01/15/19[1,2]	1,250	1,214	0.41
_______________________
		1,214	0.41
_______________________
Auto Manufacturers - 0.41%
Daimler Finance North America LLC, Series 144A:[2]
1.95%, 03/28/14	300	301	0.10
1.125%, 08/01/18[1]	350	352	0.12
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	254	0.09
Volkswagen International Finance NV, Series 144A, 0.858%, 04/01/14[1,2]	300	301	0.10
_______________________
		1,208	0.41
_______________________
Chemicals - 0.39%
Ecolab, Inc., 3.00%, 12/08/16	180	190	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	332	0.11
The Dow Chemical Co., 4.125%, 11/15/21	617	639	0.22
_______________________
		1,161	0.39
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Biotechnology - 0.35%
Amgen, Inc., 1.875%, 11/15/14	$250	$253	0.09%
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	102	0.03
3.05%, 12/01/16	80	85	0.03
4.40%, 12/01/21	550	595	0.20
_______________________
		1,035	0.35
_______________________
Aerospace/Defense - 0.31%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	283	0.10
Raytheon Co.:
6.75%, 03/15/18	5	6	—
4.40%, 02/15/20	15	16	0.01
The Boeing Co., 0.95%, 05/15/18	350	339	0.11
United Technologies Corp., 3.10%, 06/01/22	270	267	0.09
_______________________
		911	0.31
_______________________
Cosmetics/Personal Care - 0.27%
The Procter & Gamble Co., 1.80%, 11/15/15	790	811	0.27
_______________________
		811	0.27
_______________________
Software - 0.26%
Oracle Corp.:
1.20%, 10/15/17	250	247	0.09
2.375%, 01/15/19	500	508	0.17
_______________________
		755	0.26
_______________________
Environmental Control - 0.24%
Republic Services, Inc., 5.00%, 03/01/20	350	385	0.13
Waste Management, Inc., 4.60%, 03/01/21	300	323	0.11
_______________________
		708	0.24
_______________________
Healthcare-products - 0.23%
Baxter International, Inc., 3.20%, 06/15/23	400	394	0.13
Johnson & Johnson, 0.3542%, 05/15/14[1]	300	301	0.10
_______________________
		695	0.23
_______________________
Engineering&Construction - 0.16%
Odebrecht Offshore Drilling Finance Ltd., Series 144A, 6.75%, 10/01/22[2]	455	475	0.16
_______________________
		475	0.16
_______________________
Computers - 0.14%
International Business Machines Corp., 5.70%, 09/14/17	350	407	0.14
_______________________
		407	0.14
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Corporate bonds & notes—continued
Commercial Services - 0.12%
Catholic Health Initiatives, 1.60%, 11/01/17	$350	$343	0.12%
_______________________
		343	0.12
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	258	0.09
_______________________
		258	0.09
_______________________
Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	251	0.09
_______________________
		251	0.09
_______________________
Advertising - 0.08%
Omnicom Group, Inc., 3.625%, 05/01/22	250	244	0.08
_______________________
		244	0.08
_______________________
Gas - 0.02%
National Grid PLC, 6.30%, 08/01/16	55	62	0.02
_______________________
		62	0.02
_______________________
Iron/Steel - 0.01%
Cliffs Natural Resources, Inc., 4.875%, 04/01/21	40	39	0.01
_______________________
		39	0.01
_______________________
Total corporate bonds & notes		79,380	26.78
_______________________
Municipals - 3.00%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	660	0.22
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	992	0.33
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	50	49	0.02
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	45	0.02
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	2,870	0.97
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,347	0.79
1.758%, 12/15/18	350	341	0.12
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	740	747	0.25
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	312	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	515	0.17
_______________________
Total municipals		8,878	3.00
_______________________
Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	160	163	0.05
_______________________
Total government & government agency bonds & notes outside the U.S.		163	0.05
_______________________

See Notes to Financial Statements

Capital Group Core Bond Fund

Schedule of Investments

at October 31, 2013

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Asset-backed obligations - 1.44%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	$63	$65	0.02%
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 09/20/19	1,000	988	0.33
2.97%, 02/20/20	1,565	1,612	0.55
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,598	0.54
_______________________
Total asset-backed obligations		4,263	1.44
_______________________
Total bonds & notes (cost: $282,948,547)		286,186	96.56
_______________________
Short-term securities - 5.03%
Abbot Laboratories, 0.09%, 11/25/13[3]	6,300	6,300	2.13
General Electric Capital Corp., 0.05%, 11/01/13[3]	6,800	6,800	2.29
Kimberly Clark Worldwide, Inc., 0.05%, 11/07/13[3]	1,800	1,800	0.61
_______________________
Total Short-term securities (cost: $14,899,607)		14,900	5.03
_______________________
Total investment securities (cost: $297,848,154)		301,086	101.59
Other assets less liabilities		(4,726)	(1.59)
_______________________
Net assets		$296,360	100.00%
_______________________
_______________________

[1]			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2013.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate market value of these securities amounted to $14,757,184, representing 4.98% of net assets.
[3]			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

See Notes to Financial Statements

Capital Group Global Equity Fund
October 31, 2013

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group Global Equity Fund
October 31, 2013

Investment portfolio - country diversification

Country	(percent of net assets)
United States	51.4%
Japan	8.8
Britain	7.8
Switzerland	5.1
France	5.0
Germany	2.6
Netherlands	2.1
Singapore	1.9
Hong Kong	1.7
Bermuda	1.6
Ireland	1.5
Finland	1.2
Denmark	1.2
Australia	0.9
Canada	0.9
Luxembourg	0.6
Sweden	0.6
South Korea	0.6
China	0.4
India	0.2
Spain	0.2
Macau	0.2
Short-term securities & other assets less liabilities	3.5

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 96.47%
Financials - 16.22%
AIA Group Ltd.	1,044,000	$5,299	1.29%
The Goldman Sachs Group, Inc.	32,500	5,228	1.27
Standard Chartered PLC	206,578	4,967	1.20
Sampo OYJ, A Shares	104,831	4,966	1.20
DBS Group Holdings Ltd.	337,475	4,548	1.10
CME Group, Inc.	56,800	4,215	1.02
HSBC Holdings PLC	372,129	4,070	0.99
BNP Paribas SA	51,159	3,788	0.92
American Tower Corp.	45,300	3,595	0.87
Sumitomo Mitsui Financial Group, Inc.	73,400	3,520	0.85
BlackRock, Inc.	11,500	3,459	0.84
Barclays PLC	788,425	3,332	0.81
JPMorgan Chase & Co.	55,300	2,850	0.69
Marsh & McLennan Cos., Inc.	58,800	2,693	0.65
Bank of China Ltd., Class H	3,781,000	1,775	0.43
Sumitomo Mitsui Trust Holdings, Inc.	316,000	1,549	0.38
Lloyds Banking Group PLC[1]	1,125,600	1,399	0.34
The Progressive Corp.	48,500	1,260	0.31
The Charles Schwab Corp.	44,000	997	0.24
HDFC Bank Ltd. (ADR)	26,400	957	0.23
Aon PLC	11,700	925	0.22
Ace Ltd.	8,300	792	0.19
BOC Hong Kong Holdings Ltd.	171,500	557	0.14
Sun Hung Kai Properties Ltd.	13,000	170	0.04
_______________________
		66,911	16.22
_______________________
Information Technology - 15.34%
Google, Inc., Class A1	7,935	8,178	1.98
Keyence Corp.	15,500	6,620	1.60
VeriSign, Inc.[1]	80,000	4,342	1.05
Apple, Inc.	7,300	3,813	0.92
ASML Holding NV	39,826	3,781	0.92
Gemalto NV	28,868	3,237	0.78
Texas Instruments, Inc.	73,200	3,080	0.75
Jack Henry & Associates, Inc.	51,800	2,829	0.69
Samsung Electronics Co. Ltd. (GDR)	5,198	2,508	0.61
Trend Micro, Inc.	65,700	2,432	0.59
Jabil Circuit, Inc.	111,400	2,324	0.56
Oracle Corp.	69,000	2,311	0.56
Visa, Inc., A Shares	10,600	2,085	0.51
Hamamatsu Photonics K.K.	53,000	1,978	0.48
Automatic Data Processing, Inc.	26,100	1,957	0.47
QUALCOMM, Inc.	25,300	1,758	0.43
Genpact Ltd.[1]	83,400	1,654	0.40
Microsoft Corp.	46,200	1,633	0.40
Murata Manufacturing Co. Ltd.	17,800	1,425	0.35
TE Connectivity Ltd.	26,200	1,349	0.33
Hitachi Ltd.	174,000	1,212	0.29
Avago Technologies Ltd.	21,700	986	0.24
Broadcom Corp., Class A	29,700	793	0.19
Accenture PLC, Class A	10,500	772	0.19

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
KLA-Tencor Corp.	3,400	$223	0.05%
_______________________
		63,280	15.34
_______________________
Health Care - 14.19%
Gilead Sciences, Inc.[1]	192,000	13,630	3.30
Bristol-Myers Squibb Co.	137,700	7,232	1.75
Seattle Genetics, Inc.[1]	174,200	6,729	1.63
Bayer AG	39,169	4,868	1.18
Novo Nordisk A/S, Class B	29,146	4,849	1.18
Express Scripts Holding Co.[1]	76,200	4,764	1.16
Cerner Corp.[1]	56,600	3,171	0.77
Novartis AG	37,464	2,909	0.71
Roche Holding AG	7,975	2,208	0.54
Essilor International SA	16,200	1,740	0.42
Allergan, Inc.	17,700	1,604	0.39
UnitedHealth Group, Inc.	18,400	1,256	0.30
Sysmex Corp.	18,900	1,244	0.30
Ironwood Pharmaceuticals, Inc.[1]	117,500	1,129	0.27
AbbVie, Inc.	19,000	921	0.22
DaVita Health Care Partners, Inc.[1]	4,800	270	0.07
_______________________
		58,524	14.19
_______________________
Consumer Discretionary - 13.95%
Comcast Corp., Class A	124,500	5,924	1.44
Compagnie Financiere Richemont SA	45,569	4,673	1.13
The Home Depot, Inc.	59,400	4,627	1.12
Newell Rubbermaid, Inc.	156,100	4,625	1.12
Tiffany & Co.	45,200	3,578	0.87
Bayerische Motoren Werke AG	31,382	3,560	0.86
Coach, Inc.	65,500	3,319	0.81
Scripps Networks Interactive, Inc., Class A	35,300	2,842	0.69
Sirius XM Radio, Inc.	718,800	2,710	0.66
SES SA	90,142	2,624	0.64
Signet Jewelers Ltd.	33,200	2,479	0.60
Starbucks Corp.	26,900	2,180	0.53
Target Corp.	31,500	2,041	0.50
Ross Stores, Inc.	25,500	1,972	0.48
Whitbread PLC	27,300	1,503	0.36
Royal Caribbean Cruises Ltd.	31,300	1,316	0.32
Daimler AG	12,585	1,033	0.25
Denso Corp.	20,500	981	0.24
Inditex SA	5,758	946	0.23
Li & Fung Ltd.	662,000	931	0.23
Carnival Corp.	26,500	918	0.22
NIKE, Inc., Class B	11,500	871	0.21
Wynn Macau Ltd.	197,600	753	0.18
Nordstrom, Inc.	9,300	562	0.14
The Walt Disney Co.	4,500	309	0.07
Genting Singapore PLC	180,000	221	0.05
The New York Times Co., Class A	1,100	15	—
_______________________
		57,513	13.95
_______________________

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Industrials - 12.89%
Eaton Corp. PLC	75,000	$5,292	1.28%
Nielsen Holdings NV	127,500	5,029	1.22
SMC Corp.	18,600	4,309	1.04
The Boeing Co.	32,900	4,293	1.04
United Technologies Corp.	37,700	4,006	0.97
FANUC Corp.	22,700	3,629	0.88
Schneider Electric SA	40,404	3,404	0.83
Norfolk Southern Corp.	38,000	3,269	0.79
Danaher Corp.	41,000	2,956	0.72
Caterpillar, Inc.	32,500	2,709	0.66
Assa Abloy AB, Class B	52,458	2,604	0.63
B/E Aerospace, Inc.[1]	25,500	2,069	0.50
Iron Mountain, Inc.	54,855	1,456	0.35
Siemens AG	10,549	1,349	0.33
Hexcel Corp.[1]	28,300	1,197	0.29
Meggitt PLC	121,893	1,119	0.27
Waste Connections, Inc.	24,700	1,056	0.26
Towers Watson & Co., Class A	9,000	1,033	0.25
IDEX Corp.	14,100	975	0.24
Union Pacific Corp.	4,700	712	0.17
Illinois Tool Works, Inc.	3,700	291	0.07
FedEx Corp.	1,600	210	0.05
3M Co.	1,600	201	0.05
_______________________
		53,168	12.89
_______________________
Consumer Staples - 7.60%
Nestle SA	61,413	4,433	1.07
Pernod-Ricard SA	33,949	4,079	0.99
Unilever PLC	94,400	3,822	0.93
Diageo PLC	100,700	3,208	0.78
Beam, Inc.	44,100	2,968	0.72
Danone	36,139	2,680	0.65
The Procter & Gamble Co.	24,800	2,003	0.48
Coca-Cola Amatil Ltd.	154,076	1,879	0.46
Imperial Tobacco Group PLC	42,550	1,589	0.38
Ajinomoto Co., Inc.	105,000	1,466	0.36
Philip Morris International, Inc.	15,600	1,390	0.34
L'Oreal SA	7,535	1,291	0.31
Nestle SA (ADR)	7,600	550	0.13
_______________________
		31,358	7.60
_______________________
Energy - 7.18%
Schlumberger Ltd.	67,100	6,289	1.53
Halliburton Co.	116,200	6,162	1.49
Noble Energy, Inc.	65,800	4,930	1.20
Chevron Corp.	22,050	2,645	0.64
Cenovus Energy, Inc.	80,800	2,401	0.58
Ensco PLC, Class A	41,100	2,369	0.57
Seadrill Ltd.	47,731	2,209	0.54
Kinder Morgan, Inc.	33,700	1,190	0.29
Cobalt International Energy, Inc.[1]	37,600	873	0.21

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
BG Group PLC	25,400	$519	0.13%
_______________________
		29,587	7.18
_______________________
Materials - 6.39%
Syngenta AG	10,500	4,241	1.03
Monsanto Co.	35,500	3,723	0.90
Air Liquide SA	25,219	3,434	0.83
The Mosaic Co.	71,300	3,269	0.79
Air Products & Chemicals, Inc.	21,700	2,366	0.57
BHP Billiton Ltd.	51,488	1,833	0.44
Allegheny Technologies, Inc.	46,900	1,553	0.38
Koninklijke DSM NV	19,560	1,482	0.36
Rio Tinto PLC	27,100	1,372	0.33
First Quantum Minerals Ltd.	64,693	1,227	0.30
The Dow Chemical Co.	23,000	908	0.22
Ecolab, Inc.	4,500	477	0.12
Nucor Corp.	9,200	476	0.12
_______________________
		26,361	6.39
_______________________
Telecommunication Services - 2.20%
Singapore Telecommunications Ltd.	653,000	1,987	0.48
SoftBank Corp.	80,500	5,977	1.45
Verizon Communications, Inc.	22,000	1,111	0.27
_______________________
		9,075	2.20
_______________________
Utilities - 0.51%
National Grid PLC	168,000	2,113	0.51
_______________________
		2,113	0.51
_______________________
Total Common Stocks (cost: $317,320,239)		397,890	96.47
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 5.31%
Federal Farm Credit Bank, 0.10%, 12/18/13[2]	$1,900	1,900	0.46
Federal Home Loan Bank, 0.06%, 03/21/14[2]	3,000	2,999	0.73
Gotham Funding Corp., 0.01%, 11/01/13[2]	8,300	8,300	2.01
National Australia Funding Corp., 0.03%, 11/01/13[2]	8,700	8,700	2.11
_______________________
Total Short-term securities (cost: $21,899,052)		21,899	5.31
_______________________
Total investment securities (cost: $339,219,291)		419,789	101.78
Other assets less liabilities		(7,349)	(1.78)
_______________________
Net assets		$412,440	100.00%
_______________________
_______________________

See Notes to Financial Statements

Capital Group Global Equity Fund

Schedule of Investments

at October 31, 2013

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
October 31, 2013

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group Non-U.S. Equity Fund
October 31, 2013

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	21.1%
Britain	14.0
Switzerland	12.1
France	10.8
Germany	5.8
Netherlands	5.4
Sweden	3.3
Australia	2.7
Hong Kong	2.7
Singapore	2.5
Finland	2.2
Luxembourg	2.1
Denmark	2.1
Canada	2.0
Bermuda	1.9
Spain	1.4
South Korea	1.3
Macau	1.2
China	0.4
Brazil	0.2
Short-term securities & other assets less liabilities	4.8

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.19%
Financials - 18.21%
AIA Group Ltd.	5,232,400	$26,557	2.69%
Sampo OYJ, A Shares	468,453	22,192	2.24
DBS Group Holdings Ltd.	1,419,582	19,130	1.94
Standard Chartered PLC	742,683	17,856	1.81
HSBC Holdings PLC	1,535,973	16,799	1.70
Lloyds Banking Group PLC[1]	11,518,000	14,318	1.45
BNP Paribas SA	183,381	13,580	1.37
Sumitomo Mitsui Financial Group, Inc.	258,000	12,371	1.25
Barclays PLC	2,850,650	12,049	1.22
Sumitomo Mitsui Trust Holdings, Inc.	1,845,000	9,044	0.91
Svenska Handelsbanken AB, A Shares	112,259	5,086	0.51
Bank of China Ltd., Class H	9,362,000	4,395	0.44
Prudential PLC	205,300	4,210	0.43
Banco Bradesco SA (ADR)	170,640	2,461	0.25
_______________________
		180,048	18.21
_______________________
Information Technology - 14.66%
Keyence Corp.	56,900	24,304	2.46
ASML Holding NV	217,419	20,640	2.09
Gemalto NV	163,998	18,390	1.86
Murata Manufacturing Co. Ltd.	218,200	17,464	1.77
Trend Micro, Inc.	416,000	15,400	1.56
Hamamatsu Photonics K.K.	408,800	15,258	1.54
Samsung Electronics Co. Ltd. (GDR)	25,718	12,408	1.25
SAP AG	136,791	10,746	1.09
Hitachi Ltd.	1,483,000	10,331	1.04
_______________________
		144,941	14.66
_______________________
Consumer Discretionary - 13.53%
Compagnie Financiere Richemont SA	237,724	24,379	2.46
SES SA	702,003	20,435	2.07
Bayerische Motoren Werke AG	124,551	14,127	1.43
Inditex SA	85,578	14,060	1.42
Wynn Macau Ltd.	3,128,000	11,922	1.21
Daimler AG	133,173	10,929	1.10
LVMH Moet Hennessy Louis Vuitton SA	42,096	8,105	0.82
Ryohin Keikaku Co. Ltd.	77,200	7,686	0.78
Nissan Motor Co. Ltd.	590,400	5,896	0.60
Whitbread PLC	102,200	5,626	0.57
Denso Corp.	113,800	5,445	0.55
Marks & Spencer Group PLC	383,000	3,092	0.31
Hennes & Mauritz AB, B Shares	48,790	2,108	0.21
_______________________
		133,810	13.53
_______________________
Consumer Staples - 12.86%
Pernod-Ricard SA	205,030	24,637	2.49
Nestle SA	296,879	21,431	2.17
Diageo PLC	476,200	15,171	1.54
Unilever PLC	366,800	14,850	1.50
Danone	169,636	12,580	1.27
Coca-Cola Amatil Ltd.	915,556	11,163	1.13

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Staples—continued
L'Oreal SA	63,513	$10,878	1.10%
Ajinomoto Co., Inc.	416,000	5,809	0.59
Imperial Tobacco Group PLC	141,438	5,282	0.53
Reckitt Benckiser Group PLC	60,900	4,734	0.48
Nestle SA (ADR)	8,700	630	0.06
_______________________
		127,165	12.86
_______________________
Health Care - 10.27%
Roche Holding AG	107,155	29,666	3.00
Bayer AG	173,337	21,544	2.18
Novo Nordisk A/S, Class B	122,688	20,414	2.07
Novartis AG	225,215	17,486	1.77
Essilor International SA	79,550	8,543	0.86
Sysmex Corp.	57,700	3,797	0.38
Novartis AG (ADR)	1,300	101	0.01
_______________________
		101,551	10.27
_______________________
Industrials - 10.08%
Assa Abloy AB, Class B	507,715	25,205	2.55
SMC Corp.	81,200	18,812	1.90
FANUC Corp.	110,300	17,634	1.78
Schneider Electric SA	190,785	16,073	1.62
Meggitt PLC	977,712	8,975	0.91
Marubeni Corp.	673,000	5,250	0.53
Kawasaki Heavy Industries Ltd.	882,000	3,426	0.35
Kubota Corp.	193,000	2,842	0.29
Zodiac Aerospace	9,434	1,511	0.15
_______________________
		99,728	10.08
_______________________
Materials - 6.96%
Syngenta AG	50,510	20,402	2.06
Koninklijke DSM NV	193,927	14,690	1.49
Air Liquide SA	80,723	10,993	1.11
BHP Billiton Ltd.	227,919	8,112	0.82
Amcor Ltd.	714,678	7,322	0.74
First Quantum Minerals Ltd.	385,783	7,319	0.74
_______________________
		68,838	6.96
_______________________
Telecommunication Services - 3.91%
Softbank Corp.	376,900	27,981	2.83
Singapore Telecommunications Ltd.	1,839,000	5,596	0.56
Swisscom AG	10,029	5,119	0.52
_______________________
		38,696	3.91
_______________________
Energy - 3.67%
Seadrill Ltd.	416,511	19,276	1.95
Cenovus Energy, Inc.	415,800	12,354	1.25
Tullow Oil PLC	238,600	3,606	0.36

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Energy—continued
BG Group PLC	53,800	$1,098	0.11%
_______________________
		36,334	3.67
_______________________
Utilities - 1.04%
National Grid PLC	816,700	10,273	1.04
_______________________
		10,273	1.04
_______________________
Total Common Stocks (cost: $822,591,587)		941,384	95.19
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 6.12%
Abbot Laboratories, 0.09%, 11/25/13[2]	$2,200	2,200	0.22
Army & Air Force Exchange Service, 0.10%, 12/19/13[2]	4,700	4,699	0.48
Coca-Cola Co., 0.11%, 01/24/14[2]	1,000	1,000	0.10
Federal Home Loan Bank:[2]
0.045%, 01/24/14	8,000	7,999	0.81
0.05%, 12/27/13	2,200	2,200	0.22
General Electric Capital Corp., 0.05%, 11/01/13[2]	13,800	13,800	1.40
Jupiter Securitization Co. LLC, 0.21%, 11/22/13[2]	8,900	8,899	0.90
Private Export Funding Corp., 0.10%, 01/14/14[2]	4,700	4,699	0.47
Wal-Mart Stores, Inc., 0.05%, 12/04/13[2]	15,000	14,999	1.52
_______________________
Total Short-term securities (cost: $60,495,153)		60,495	6.12
_______________________
Total investment securities (cost: $883,086,740)		1,001,879	101.31
Other assets less liabilities		(12,983)	(1.31)
_______________________
Net assets		$988,896	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Group U.S. Equity Fund
October 31, 2013

Investment portfolio – sector diversification

Other includes short-term securities and other assets less liabilities

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.62%
Consumer Discretionary - 17.33%
Comcast Corp., Class A	93,100	$4,430	2.65%
The Home Depot, Inc.	42,800	3,334	2.00
Newell Rubbermaid, Inc.	106,800	3,164	1.90
Coach, Inc.	47,400	2,402	1.44
Tiffany & Co.	26,925	2,132	1.28
Ross Stores, Inc.	26,300	2,034	1.22
Scripps Networks Interactive, Inc., Class A	22,000	1,771	1.06
Carnival Corp.	44,800	1,552	0.93
Signet Jewelers Ltd.	18,500	1,381	0.83
NIKE, Inc., Class B	15,800	1,197	0.72
Target Corp.	17,400	1,127	0.67
Sirius XM Radio, Inc.	277,000	1,044	0.62
Daimler AG (ADR)	12,300	1,006	0.60
Starbucks Corp.	8,500	689	0.41
Darden Restaurants, Inc.	12,900	665	0.40
Charter Communications, Inc. Class A1	4,800	644	0.39
Delphi Automotive PLC	6,200	355	0.21
_______________________
		28,927	17.33
_______________________
Industrials - 17.27%
Eaton Corp. PLC	48,800	3,443	2.06
Nielsen Holdings NV	81,300	3,206	1.92
Norfolk Southern Corp.	36,200	3,114	1.87
Danaher Corp.	40,850	2,945	1.76
United Technologies Corp.	27,600	2,932	1.76
The Boeing Co.	16,100	2,101	1.26
B/E Aerospace, Inc.[1]	22,100	1,794	1.07
Caterpillar, Inc.	20,100	1,676	1.00
Iron Mountain, Inc.	63,039	1,673	1.00
Hexcel Corp.[1]	35,300	1,494	0.89
Emerson Electric Co.	16,600	1,112	0.67
Waste Connections, Inc.	25,800	1,103	0.66
Siemens AG (ADR)	7,000	896	0.54
Towers Watson & Co., Class A	4,600	528	0.32
IDEX Corp.	6,300	436	0.26
Union Pacific Corp.	2,500	378	0.23
_______________________
		28,831	17.27
_______________________
Information Technology - 14.94%
Google, Inc., Class A1	3,125	3,221	1.93
Jack Henry & Associates, Inc.	53,100	2,900	1.74
Texas Instruments, Inc.	55,700	2,344	1.40
VeriSign, Inc.[1]	41,600	2,258	1.35
Apple, Inc.	4,290	2,241	1.34
Jabil Circuit, Inc.	76,650	1,599	0.96
Oracle Corp.	47,300	1,584	0.95
QUALCOMM, Inc.	22,700	1,577	0.95
Microsoft Corp.	37,200	1,315	0.79
Automatic Data Processing, Inc.	15,400	1,154	0.69
Visa, Inc., A Shares	5,500	1,082	0.65
Accenture PLC, Class A	12,525	921	0.55
TE Connectivity Ltd.	17,600	906	0.54

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Information Technology—continued
Genpact Ltd.[1]	39,500	$783	0.47%
Avago Technologies Ltd.	15,400	700	0.42
Broadcom Corp., Class A	13,000	347	0.21
_______________________
		24,932	14.94
_______________________
Health Care - 14.27%
Gilead Sciences, Inc.[1]	81,500	5,786	3.47
Bristol-Myers Squibb Co.	90,400	4,748	2.84
Express Scripts Holding Co.[1]	48,000	3,001	1.80
Seattle Genetics, Inc.[1]	68,100	2,631	1.58
Cerner Corp.[1]	31,200	1,748	1.05
Centene Corp.[1]	24,500	1,376	0.82
Allergan, Inc.	12,800	1,160	0.69
UnitedHealth Group, Inc.	12,000	819	0.49
Novo Nordisk A/S (ADR)	4,400	733	0.44
AbbVie, Inc.	13,900	673	0.40
Ironwood Pharmaceuticals, Inc.[1]	62,700	603	0.36
Pfizer, Inc.	17,900	549	0.33
_______________________
		23,827	14.27
_______________________
Financials - 11.10%
The Goldman Sachs Group, Inc.	17,500	2,815	1.69
CME Group, Inc.	34,050	2,527	1.51
BB&T Corp.	74,200	2,521	1.51
American Tower Corp.	29,800	2,365	1.42
JPMorgan Chase & Co.	42,800	2,206	1.32
BlackRock, Inc.	6,450	1,940	1.16
Marsh & McLennan Cos., Inc.	41,800	1,914	1.15
Ace Ltd.	11,900	1,136	0.68
Aon PLC	8,600	680	0.41
The Progressive Corp.	16,300	423	0.25
_______________________
		18,527	11.10
_______________________
Energy - 9.87%
Schlumberger Ltd.	39,500	3,702	2.22
Halliburton Co.	64,000	3,394	2.03
Noble Energy, Inc.	39,000	2,922	1.75
Chevron Corp.	17,900	2,147	1.29
Ensco PLC, Class A	31,300	1,805	1.08
EOG Resources, Inc.	5,300	946	0.57
ConocoPhillips	12,100	887	0.53
Cobalt International Energy, Inc.[1]	29,100	675	0.40
_______________________
		16,478	9.87
_______________________
Materials - 5.58%
Monsanto Co.	23,100	2,423	1.45
Air Products & Chemicals, Inc.	21,825	2,379	1.43
Allegheny Technologies, Inc.	48,300	1,599	0.96
The Mosaic Co.	32,200	1,476	0.88
Nucor Corp.	14,800	766	0.46

See Notes to Financial Statements

Capital Group U.S. Equity Fund

Schedule of Investments

at October 31, 2013

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
The Dow Chemical Co.	17,000	$671	0.40%
_______________________
		9,314	5.58
_______________________
Consumer Staples - 4.14%
Beam, Inc.	29,400	1,979	1.18
Nestle SA (ADR)	23,200	1,680	1.01
The Procter & Gamble Co.	16,500	1,332	0.80
Philip Morris International, Inc.	12,300	1,096	0.66
Diageo PLC (ADR)	3,600	459	0.27
PepsiCo, Inc.	4,300	362	0.22
_______________________
		6,908	4.14
_______________________
Telecommunication Services - 0.57%
Verizon Communications, Inc.	18,875	953	0.57
_______________________
		953	0.57
_______________________
Utilities - 0.55%
National Grid PLC (ADR)	14,600	919	0.55
_______________________
		919	0.55
_______________________
Total Common Stocks (cost: $122,635,896)		159,616	95.62
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.37%
Coca-Cola Co., 0.13%, 12/20/13[2]	$1,900	1,900	1.14
Federal Home Loan Mortgage Corp., 0.10%, 12/19/13[2]	800	800	0.48
General Electric Capital Corp., 0.05%, 11/01/13[2]	2,200	2,200	1.32
John Deere Capital Corp., 0.07%, 11/07/13[2]	2,400	2,400	1.43
_______________________
Total Short-term securities (cost: $7,299,529)		7,300	4.37
_______________________
Total investment securities (cost: $129,935,425)		166,916	99.99
Other assets less liabilities		13	0.01
_______________________
Net assets		$166,929	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $271,186)		$279,379
Short-term investments, at value (cost: $15,475)		15,475
Cash		82
Receivables for:
Sales of fund's shares	185
Interest	3,559
Reimbursement from investment adviser	2
		3,746
Total assets		298,682

Liabilities:
Payables for:
Repurchases of fund's shares	14
Investment advisory services	89
Other accrued expenses	64
Total liabilities		167
Net assets at October 31, 2013:		$298,515

Net assets consist of:
Capital paid in on shares of beneficial interest		$290,329
Accumulated undistributed net investment income		–
Accumulated net realized loss		(7)
Net unrealized appreciation		8,193
Net assets at October 31, 2013		$298,515

Shares outstanding:		28,592

Net asset value per share:		$10.44

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $115,910)			$118,090
	Short-term investments, at value (cost: $18,950)			18,950
	Cash			66
	Receivables for:
	Sales of fund's shares	42
	Interest	1,377
	Reimbursement from investment adviser	4
	Prepaid expenses	–	[1]
				1,423
	Total assets			138,529

Liabilities:
	Payables for:
	Purchases of investments	2,106
	Investment advisory services	41
	Other accrued expenses	52
	Total liabilities			2,199
Net assets at October 31, 2013:				$136,330

Net assets consist of:
	Capital paid in on shares of beneficial interest			$133,938
	Accumulated undistributed net investment income			–
	Accumulated net realized gain			212
	Net unrealized appreciation			2,180
Net assets at October 31, 2013				$136,330

Shares outstanding:				13,350

Net asset value per share:				$10.21

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $211,794)		$216,139
Short-term investments, at value (cost: $10,535)		10,535
Cash		38
Receivables for:
Sales of fund's shares	2
Interest	2,377
Reimbursement from investment adviser	3
Prepaid expenses	1
		2,383
Total assets		229,095

Liabilities:
Payables for:
Purchases of investments	820
Repurchases of fund's shares	1,005
Investment advisory services	68
Other accrued expenses	59
Total liabilities		1,952
Net assets at October 31, 2013:		$227,143

Net assets consist of:
Capital paid in on shares of beneficial interest		$223,129
Accumulated undistributed net investment income		–
Accumulated net realized loss		(331)
Net unrealized appreciation		4,345
Net assets at October 31, 2013		$227,143

Shares outstanding:		21,832

Net asset value per share:		$10.40

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $91,619)			$93,155
	Short-term investments, at value (cost: $21,073)			21,073
	Cash			49
	Receivables for:
	Sales of fund's shares	3
	Interest	1,000
	Reimbursement from investment adviser	4
	Prepaid expenses	–	[1]
				1,007
	Total assets			115,284

Liabilities:
	Payables for:
	Purchases of investments	547
	Investment advisory services	34
	Other accrued expenses	50
	Total liabilities			631
Net assets at October 31, 2013:				$114,653

Net assets consist of:
	Capital paid in on shares of beneficial interest			$113,104
	Accumulated undistributed net investment income			–
	Accumulated net realized gain			13
	Net unrealized appreciation			1,536
Net assets at October 31, 2013				$114,653

Shares outstanding:				11,162

Net asset value per share:				$10.27

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of assets and liabilities
at October 31, 2013	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $282,949)		$286,186
Short-term investments, at value (cost: $14,900)		14,900
Cash		12
Receivables for:
Sales of investments	11,185
Sales of fund's shares	2
Interest	1,834
Reimbursement from investment adviser	1
		13,022
Total assets		314,120

Liabilities:
Payables for:
Purchases of investments	17,612
Investment advisory services	87
Other accrued expenses	61
Total liabilities		17,760
Net assets at October 31, 2013:		$296,360

Net assets consist of:
Capital paid in on shares of beneficial interest		$292,420
Accumulated undistributed net investment income		13
Accumulated net realized gain		690
Net unrealized appreciation		3,237
Net assets at October 31, 2013		$296,360

Shares outstanding:		28,944

Net asset value per share:		$10.24

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $317,320)			$397,890
	Short-term investments, at value (cost: $21,899)			21,899
	Cash			5
	Foreign currency, at value (cost: $–1)			–	[1]
	Receivables for:
	Sales of fund's shares	1,033
	Dividends	531
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				1,565
	Total assets			421,359

Liabilities:
	Payables for:
	Purchases of investments	8,500
	Repurchases of fund's shares	129
	Unified fees	288
	Other accrued expenses	2
	Total liabilities			8,919
Net assets at October 31, 2013:				$412,440

Net assets consist of:
	Capital paid in on shares of beneficial interest			$335,308
	Accumulated undistributed net investment income			2,914
	Accumulated net realized loss			(6,359)
	Net unrealized appreciation			80,577
Net assets at October 31, 2013				$412,440

Shares outstanding:				33,192

Net asset value per share:				$12.43

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $822,592)			$941,384
	Short-term investments, at value (cost: $60,495)			60,495
	Cash			22
	Foreign currency, at value (cost: $–1)			–	[1]
	Receivables for:
	Sales of fund's shares	8,203
	Dividends	1,654
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				9,858
	Total assets			1,011,759

Liabilities:
	Payables for:
	Purchases of investments	21,977
	Repurchases of fund's shares	211
	Unified fees	673
	Other accrued expenses	2
	Total liabilities			22,863
Net assets at October 31, 2013:				$988,896

Net assets consist of:
	Capital paid in on shares of beneficial interest			$872,175
	Accumulated undistributed net investment income			7,919
	Accumulated net realized loss			(10,038)
	Net unrealized appreciation			118,840
Net assets at October 31, 2013				$988,896

Shares outstanding:				84,377

Net asset value per share:				$11.72

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2013		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $122,636)			$159,616
	Short-term investments, at value (cost: $7,300)			7,300
	Cash			340
	Receivables for:
	Sales of fund's shares	45
	Dividends	186
	Reimbursement from investment adviser	1
				232
	Total assets			167,488

Liabilities:
	Payables for:
	Purchases of investments	467
	Repurchases of fund's shares	–	[1]
	Unified fees	90
	Other accrued expenses	2
	Total liabilities			559
Net assets at October 31, 2013:				$166,929

Net assets consist of:
	Capital paid in on shares of beneficial interest			$127,595
	Accumulated undistributed net investment income			137
	Accumulated net realized gain			2,217
	Net unrealized appreciation			36,980
Net assets at October 31, 2013				$166,929

Shares outstanding:				9,106

Net asset value per share:				$18.33

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$7,365

Fees and expenses:
Investment advisory services	1,076
Administrative and accounting services	90
Registration fees	14
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	8
Total fees and expenses		1,252
Reimbursement of fees		(23)
Net fees and expenses		1,229
Net investment income		6,136

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		69
Net unrealized depreciation on investments		(6,221)
Net realized gain and unrealized depreciation on investments		(6,152)
Net decrease in net assets resulting from operations		$(16)

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$2,221

Fees and expenses:
Investment advisory services	446
Administrative and accounting services	38
Registration fees	11
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	6
Total fees and expenses		565
Reimbursement of fees		(54)
Net fees and expenses		511
Net investment income		1,710

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		212
Net unrealized depreciation on investments		(961)
Net realized gain and unrealized depreciation on investments		(749)
Net increase in net assets resulting from operations		$961

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$5,362

Fees and expenses:
Investment advisory services	804
Administrative and accounting services	67
Registration fees	8
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	6
Total fees and expenses		949
Reimbursement of fees		(30)
Net fees and expenses		919
Net investment income		4,443

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(331)
Net unrealized depreciation on investments		(4,374)
Net realized loss and unrealized depreciation on investments		(4,705)
Net decrease in net assets resulting from operations		$(262)

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$1,470

Fees and expenses:
Investment advisory services	391
Administrative and accounting services	33
Registration fees	4
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	5
Total fees and expenses		497
Reimbursement of fees		(49)
Net fees and expenses		448
Net investment income		1,022

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		13
Net unrealized depreciation on investments		(450)
Net realized gain and unrealized depreciation on investments		(437)
Net increase in net assets resulting from operations		$585

See Notes to Financial Statements

Capital Group Core Bond Fund
Statement of operations
for the year ended October 31, 2013		(dollars in thousands)

Investment income:
Income:
Interest		$5,445

Fees and expenses:
Investment advisory services	1,039
Administrative and accounting services	87
Registration fees	11
Audit and tax fees	38
Transfer agent services	12
Trustees' compensation	14
Other	9
Total fees and expenses		1,210
Reimbursement of fees		(22)
Net fees and expenses		1,188
Net investment income		4,257

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		715
Net unrealized depreciation on investments		(7,040)
Net realized gain and unrealized depreciation on investments		(6,325)
Net decrease in net assets resulting from operations		$(2,068)

See Notes to Financial Statements

Capital Group Global Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $266)	$5,948
	Interest	17		5,965

	Fees and expenses:
	Unified fees	2,613
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			2,629
	Reimbursement of fees			(16)
	Net fees and expenses			2,613
	Net investment income			3,352

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			1,970
	Net realized loss on currency			(36)
	Net unrealized appreciation on investments			64,939
	Net unrealized appreciation on currency translations			8
	Net realized gain and unrealized appreciation on investments and currency			66,881
Net increase in net assets resulting from operations				$70,233

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $1,078)	$13,214
	Interest	50		13,264

	Fees and expenses:
	Unified fees	4,930
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			4,946
	Reimbursement of fees			(16)
	Net fees and expenses			4,930
	Net investment income			8,334

Net realized loss and unrealized appreciation on investments and currency:
	Net realized loss on investments			(5,235)
	Net realized loss on currency			(121)
	Net unrealized appreciation on investments			109,875
	Net unrealized appreciation on currency translations			54
	Net realized loss and unrealized appreciation on investments and currency			104,573
Net increase in net assets resulting from operations				$112,907

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statement of operations
for the year ended October 31, 2013			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $39)	$2,543
	Interest	6		2,549

	Fees and expenses:
	Unified fees	887
	Trustees' compensation	14
	Legal fees	2
	Other	–	[1]
	Total fees and expenses			903
	Reimbursement of fees			(16)
	Net fees and expenses			887
	Net investment income			1,662

Net realized gain and unrealized appreciation on investments and currency:
	Net realized gain on investments			2,597
	Net realized gain on currency			–	[1]
	Net unrealized appreciation on investments			27,110
	Net realized gain and unrealized appreciation on investments and currency			29,707
Net increase in net assets resulting from operations				$31,369

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$6,136	$5,671
Net realized gain on investments	69	539
Net unrealized (depreciation) appreciation on investments	(6,221)	8,690
Net (decrease) increase in net assets resulting from operations	(16)	14,900

Dividends and distributions to shareholders:
Dividends from net investment income	(6,135)	(5,673)
Distributions from capital gain	–	–
Total dividends and distributions	(6,135)	(5,673)

Net capital share transactions	12,373	33,520

Total increase in net assets	6,222	42,747

Net assets:
Beginning of year	292,293	249,546
End of year (including undistributed and distributions in excess of net investment income: $- and $(1), respectively.)	$298,515	$292,293

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,710	$1,803
Net realized gain on investments	212	503
Net unrealized (depreciation) appreciation on investments	(961)	1,282
Net increase in net assets resulting from operations	961	3,588

Dividends and distributions to shareholders:
Dividends from net investment income	(1,710)	(1,803)
Distributions from capital gain	(489)	–
Total dividends and distributions	(2,199)	(1,803)

Net capital share transactions	13,560	(15,741)

Total increase (decrease) in net assets	12,322	(13,956)

Net assets:
Beginning of year	124,008	137,964
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$136,330	$124,008

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$4,443	$3,704
Net realized (loss) gain on investments	(331)	860
Net unrealized (depreciation) appreciation on investments	(4,374)	5,779
Net (decrease) increase in net assets resulting from operations	(262)	10,343

Dividends and distributions to shareholders:
Dividends from net investment income	(4,443)	(3,705)
Distributions from capital gain	(860)	(32)
Total dividends and distributions	(5,303)	(3,737)

Net capital share transactions	24,795	43,512

Total increase in net assets	19,230	50,118

Net assets:
Beginning of year	207,913	157,795
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$227,143	$207,913

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,022	$862
Net realized gain on investments	13	57
Net unrealized (depreciation) appreciation on investments	(450)	1,469
Net increase in net assets resulting from operations	585	2,388

Dividends and distributions to shareholders:
Dividends from net investment income	(1,022)	(862)
Distributions from capital gain	(57)	(29)
Total dividends and distributions	(1,079)	(891)

Net capital share transactions	7,711	29,412

Total increase in net assets	7,217	30,909

Net assets:
Beginning of year	107,436	76,527
End of year (including undistributed and distributions in excess of net investment income: $- and $(-)[1], respectively.)	$114,653	$107,436

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Group Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$4,257	$4,847
Net realized gain on investments	715	4,490
Net unrealized (depreciation) appreciation on investments	(7,040)	2,072
Net (decrease) increase in net assets resulting from operations	(2,068)	11,409

Dividends and distributions to shareholders:
Dividends from net investment income	(4,267)	(4,838)
Distributions from capital gain	(4,489)	(357)
Total dividends and distributions	(8,756)	(5,195)

Net capital share transactions	10,722	10,209

Total (decrease) increase in net assets	(102)	16,423

Net assets:
Beginning of year	296,462	280,039
End of year (including undistributed net investment income: $13 and $10, respectively.)	$296,360	$296,462

See Notes to Financial Statements

Capital Group Global Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$3,352	$2,560
Net realized gain (loss) on investments and currency	1,934	(5,271)
Net unrealized appreciation on investments and currency	64,947	18,242
Net increase in net assets resulting from operations	70,233	15,531

Dividends and distributions to shareholders:
Dividends from net investment income	(2,750)	(551)
Distributions from capital gain	–	–
Total dividends and distributions	(2,750)	(551)

Net capital share transactions	140,045	64,461

Total increase in net assets	207,528	79,441

Net assets:
Beginning of year	204,912	125,471
End of year (including undistributed net investment income: $2,914 and $2,363, respectively.)	$412,440	$204,912

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$8,334	$1,396
Net realized loss on investments and currency	(5,356)	(2,933)
Net unrealized appreciation on investments and currency	109,929	11,877
Net increase in net assets resulting from operations	112,907	10,340

Dividends and distributions to shareholders:
Dividends from net investment income	(1,697)	(290)
Distributions from capital gain	–	–
Total dividends and distributions	(1,697)	(290)

Net capital share transactions	621,501	196,120

Total increase in net assets	732,711	206,170

Net assets:
Beginning of year	256,185	50,015
End of year (including undistributed net investment income: $7,919 and $1,403, respectively.)	$988,896	$256,185

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/13	For the year ended 10/31/12

Operations:
Net investment income	$1,662	$1,275
Net realized gain (loss) on investments and currency	2,597	(227)
Net unrealized appreciation on investments	27,110	6,945
Net increase in net assets resulting from operations	31,369	7,993

Dividends and distributions to shareholders:
Dividends from net investment income	(1,770)	(1,038)
Distributions from capital gain	(54)	(3,822)
Total dividends and distributions	(1,824)	(4,860)

Net capital share transactions	34,608	25,514

Total increase in net assets	64,153	28,647

Net assets:
Beginning of year	102,776	74,129
End of year (including undistributed net investment income: $137 and $253, respectively.)	$166,929	$102,776

See Notes to Financial Statements

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (formerly, Capital Private Client Services Funds) (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company “CGTC”, the fund’s investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

Capital Group Private Client Services Funds

Notes to financial statements (continued)

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ Board of Trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the Board of Trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2013 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Long-term investments
Bonds & notes	$–	$279,379	$–	$279,379
Short-term investments	–	15,475	–	15,475
Total Investments	$–	$294,854	$–	$294,854

Capital Group Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$118,090	$–	$118,090
Short-term investments	–	18,950	–	18,950
Total Investments	$–	$137,040	$–	$137,040

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$216,139	$–	$216,139
Short-term investments	–	10,535	–	10,535
Total Investments	$–	$226,674	$–	$226,674

Capital Group California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$93,155	$–	$93,155
Short-term investments	–	21,073	–	21,073
Total Investments	$–	$114,228	$–	$114,228
Capital Group Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$143,110	$–	$143,110
Mortgage-backed obligations	–	50,392	–	50,392
Corporate bonds & notes	–	79,380	–	79,380
Municipals	–	8,878	–	8,878
Government agency bonds & notes outside the U.S.	–	163	–	163
Asset-backed obligations	–	4,263	–	4,263
Short-term investments	–	14,900	–	14,900
Total investments	$–	$301,086	$–	$301,086

Capital Group Global Equity Fund
Common Stocks[1]	$397,890	$–	$–	$397,890 –
Short-term investments	–	21,899	–	21,899
Total Investments	$397,890	$21,899	$–	$419,789

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$941,384	$–	$–	$941,384 –
Short-term investments	–	60,495	–	60,495
Total Investments	$941,384	$60,495	$–	$1,001,879

Capital Group U.S. Equity Fund
Common Stocks[1]	$159,616	$–	$–	$159,616 –
Short-term investments	–	7,300	–	7,300
Total Investments	$159,616	$7,300	$–	$166,916

[1] The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk,which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing in mortgage related securities – Many types of bonds and other debt securities,including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential investment in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5. Certain investment techniques

Mortgage dollar rolls – The Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

As indicated in the table below, some of the funds had capital loss carryforwards available at October 31, 2013. These will be used to offset any capital gains realized by the funds in future years through expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2013:

Undistributed tax- exempt income	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Undistributed ordinary income	–	–	–	–	13	2,895	7,800	137
Undistributed long- term capital gain	–	212	–	13	752	–	–	2,563
Capital loss carryforward
No expiration	–	–	(331)	–	–	(5,331)	(8,885)	–
Expiring 2019	(7)	–	–	–	–	–	–	–
	$ (7)	$ –	$ (331)	$ –	$ –	$ (5,331)	$ (8,885)	$ –
Capital loss carryforwards utilized	$ 70	$ –	$ –	$ –	$ –	$ 1,427	$ –	$ –

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$ –	$ –	$ –	$ –	$ 13	$ (51)	$ (121)	$ (8)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	–[1]	–[1]	–[1]	–[1]	–	–	–	–
Reclassification (from) to accumulated net realized loss (to) from capital paid in on shares of beneficial interest	–	–	–[1]	–	–[1]	–	–[1]	–[1]
Gross unrealized appreciation on investment securities	$ 9,541	$ 2,322	$ 6,000	$ 1,671	$ 5,066	$ 81,762	$120,866	$ 37,661
Gross unrealized depreciation on investment securities	(1,348)	(142)	(1,655)	(135)	(1,890)	(2,220)	(3,226)	(1,027)
Net unrealized appreciation on investment securities	$ 8,193	$ 2,180	$ 4,345	$ 1,536	$ 3,176	$ 79,542	$117,640	$ 36,634
Cost of investments securities	$ 286,661	$134,860	$222,329	$112,692	$297,910	$340,247	$884,239	$130,282

1 Rounds to less than $1,000.

The tax character of distributions paid during the year ended October 31, 2013 and the year ended October 31, 2012, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2013	2012	2013	2012	2013	2012
Capital Group Core Municipal Fund	$6,131	$5,671	$4	$2	$ –	$ –
Capital Group Short-Term Municipal Fund	1,710	1,803	3	–[1]	486	–
Capital Group California Core Municipal Fund	4,435	3,701	28	4	840	32
Capital Group California Short-Term Municipal Fund	1,022	862	–	28	57	1
Capital Group Core Bond Fund	–	–	6,663	4,983	2,093	212

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Tax-Exempt		Ordinary Income		Long-Term Capital Gains
	2013	2012	2013	2012	2013	2012
Capital Group Global Equity Fund	–	–	2,750	551	–	–
Capital Group Non-U.S. Equity Fund	–	–	1,697	290	–	–
Capital Group U.S. Equity Fund	–	–	1,770	1,038	54	3,823

1 Rounds to less than $1,000.

7. Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2013, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds. A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors, ® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

Capital Group Private Client Services Funds

Notes to financial statements (continued)

8. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2013
Capital Group Core Municipal Fund	$ 84,091	7,946	$ 3,708	352	$ (75,426)	(7,187)	$ 12,373	1,111
Capital Group Short-Term Municipal Fund	63,518	6,209	1,797	175	(51,755)	(5,056)	13,560	1,328
Capital Group California Core Municipal Fund	67,952	6,433	3,435	327	(46,592)	(4,455)	24,795	2,305
Capital Group California Short-Term Municipal Fund	61,860	6,019	898	87	(55,047)	(5,352)	7,711	754
Capital Group Core Bond Fund	54,710	5,276	7,189	691	(51,177)	(4,944)	10,722	1,023
Capital Group Global Equity Fund	172,155	15,573	1,982	196	(34,092)	(3,096)	140,045	12,673
Capital Group Non-U.S. Equity Fund	705,982	65,958	414	41	(84,895)	(7,919)	621,501	58,080
Capital Group U.S. Equity Fund	58,147	3,592	1,511	94	(25,050)	(1,548)	34,608	2,138

Year ended October 31, 2012
Capital Group Core Municipal Fund	$ 80,318	7,647	$ 3,229	306	$ (50,027)	(4,732)	$ 33,520	3,221
Capital Group Short-Term Municipal Fund	60,368	5,876	1,452	141	(77,561)	(7,536)	(15,741)	(1,519)
Capital Group California Core Municipal Fund	65,225	6,195	2,134	203	(23,847)	(2,262)	43,512	4,136
Capital Group California Short-Term Municipal Fund	96,806	9,407	741	72	(68,135)	(6,630)	29,412	2,849
Capital Group Core Bond Fund	63,332	6,037	3,376	322	(56,499)	(5,369)	10,209	990
Capital Group Global Equity Fund	129,539	13,702	343	38	(65,421)	(6,886)	64,461	6,854

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2012
Capital Group Non-U.S. Equity Fund	216,260	22,929	239	28	(20,379)	(2,168)	196,120	20,789
Capital Group U.S. Equity Fund	58,062	4,038	4,202	316	(36,750)	(2,563)	25,514	1,791

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

9. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended October 31, 2013 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$ –	$ 57,205	$ –	$ 50,588
Capital Group Short-Term Municipal Fund	–	26,365	–	19,959
Capital Group California Core Municipal Fund	–	71,420	–	36,516
Capital Group California Short-Term Municipal Fund	–	25,939	–	8,308
Capital Group Core Bond Fund	490,111	77,299	500,467	50,467
Capital Group Global Equity Fund	–	$207,830	–	$74,553
Capital Group Non-U.S. Equity Fund	–	743,265	–	137,731
Capital Group U.S. Equity Fund	–	66,973	–	32,134

Capital Group Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.64	$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[3]	0.21	0.21	0.21	0.10
	Net realized and unrealized gains (losses) on securities	(0.20)	0.35	0.04	0.26
	Total from investment operations	0.01	0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—	—	(0.02)	—	[4]
	Total dividends and distributions	(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of year		$10.44	$10.64	$10.29	$10.27

Total Return[5]		0.10%	5.46%	2.56%	3.63%

Net assets, end of year (in millions)		$299	$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.43%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	2.00%	1.98%	2.10%	1.81%	[6]

	Portfolio turnover rate	18%	13%	19%	25%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.32	$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[3]	0.14	0.14	0.11	0.05
	Net realized and unrealized gains (losses) on securities	(0.07)	0.13	0.02	0.17
	Total from investment operations	0.07	0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.14)	(0.14)	(0.10)	(0.05)
	Distributions from capital gain	(0.04)	—	(0.01)	—	[4]
	Total dividends and distributions	(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of year		$10.21	$10.32	$10.19	$10.17

Total Return[5]		0.66%	2.63%	1.33%	2.17%

Net assets, end of year (in millions)		$136	$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	0.46%	0.46%	0.48%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%	0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.34%	1.32%	1.04%	0.94%	[6]

	Portfolio turnover rate	18%	25%	15%	36%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12		10/31/11		10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.65	$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[3]	0.20	0.21		0.20		0.08
	Net realized and unrealized gains (losses) on securities	(0.20)	0.40		0.06		0.18
	Total from investment operations	—	0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.21)	(0.21)		(0.20)		(0.07)
	Distributions from capital gain	(0.04)	—	[4]	—	[4]	—	[4]
	Total dividends and distributions	(0.25)	(0.21)		(0.20)		(0.07)

Net asset value, end of year		$10.40	$10.65		$10.25		$10.19

Total Return[5]		(0.04)%	5.99%		2.61%		2.61%

Net assets, end of year (in millions)		$227	$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%		0.42%		0.45%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%		0.40%		0.40%	[6]
	Ratio of net investment income to average net assets[5]	1.93%	1.99%		1.98%		1.41%	[6]

	Portfolio turnover rate	17%	21%		24%		13%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12		10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.32	$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[3]	0.09	0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	(0.04)	0.20		(0.01)	0.13
	Total from investment operations	0.05	0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.09)	(0.09)		(0.08)	(0.04)
	Distributions from capital gain	(0.01)	—	[4]	—	—
	Total dividends and distributions	(0.10)	(0.09)		(0.08)	(0.04)

Net asset value, end of year		$10.27	$10.32		$10.12	$10.13

Total Return[5]		0.48%	2.96%		0.72%	1.67%

Net assets, end of year (in millions)		$115	$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	0.47%		0.49%	0.55%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.40%	0.40%		0.40%	0.40%	[6]
	Ratio of net investment income to average net assets[5]	0.91%	0.92%		0.83%	0.79%	[6]

	Portfolio turnover rate	9%	14%		20%	35%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Rounds to less than $0.00.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11	10/31/10[2]

Selected per share data:

Net asset value, beginning of year		$10.62	$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[3]	0.15	0.17	0.19	0.09
	Net realized and unrealized gains (losses) on securities	(0.22)	0.23	0.09	0.46
	Total from investment operations	(0.07)	0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.15)	(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.16)	(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of year		$10.24	$10.62	$10.40	$10.45

Total Return[4]		(0.69)%	3.92%	2.80%	5.52%

Net assets, end of year (in millions)		$296	$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.42%	0.44%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.40%	0.40%	0.40%	0.40%	[5]
	Ratio of net investment income to average net assets[4]	1.43%	1.63%	1.82%	1.65%	[5]

	Portfolio turnover rate	192%	134%	118%	123%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 13, 2010.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13	10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.99	$9.18	$10.00

Income from investment operations:
	Net investment income[3]	0.12	0.14	0.05
	Net realized and unrealized gains (losses) on securities	2.45	0.71	(0.87)
	Total from investment operations	2.57	0.85	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.13)	(0.04)	—
	Distributions from capital gain	—	—	—
	Total dividends and distributions	(0.13)	(0.04)	—

Net asset value, end of year		$12.43	$9.99	$9.18

Total Return[4]		26.10%	9.19%	(8.20)%

Net assets, end of year (in millions)		$412	$205	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.86%	0.86%	0.87%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.09%	1.47%	0.94%	[5]

	Portfolio turnover rate	25%	35%	15%	[6]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

		For the year ended
		10/31/13		10/31/12	10/31/11[2]

Selected per share data:

Net asset value, beginning of year		$9.74		$9.08	$10.00

Income from investment operations:
	Net investment income[3]	0.15		0.13	0.07
	Net realized and unrealized gains (losses) on securities	1.88		0.58	(0.99)
	Total from investment operations	2.03		0.71	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.05)	—
	Distributions from capital gain	—		—	—
	Total dividends and distributions	(0.05)		(0.05)	—

Net asset value, end of year		$11.72		$9.74	$9.08

Total Return[4]		20.93%		7.91%	(9.20)%

Net assets, end of year (in millions)		$989		$256	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%		0.86%	0.89%	[5]
	Ratio of expenses to average net assets after reimbursement[4]	0.85%	[6]	0.85%	0.85%	[5]
	Ratio of net investment income to average net assets[4]	1.44%		1.38%	1.32%	[5]

	Portfolio turnover rate	25%		17%	20%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	The Fund commenced operations on April 1, 2011.
[3]	Based on average shares outstanding.
[4]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[5]	Annualized.
[6]	Reimbursement was less than $0.005.
[7]	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Group U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each year)

	For the year ended			For the eight months ended	For the year ended
	10/31/13	10/31/12	10/31/11[2]	3/31/11	7/31/10	7/31/09

Selected per share data:

Net asset value, beginning of year	$ 14.75	$ 14.32	$15.33	$ 13.09	$ 11.78	$ 14.24

Income from investment operations:
Net investment income[3]	0.20	0.22	0.10	0.16	0.22	0.24
Net realized and unrealized gains (losses) on securities and currency	3.61	1.20	(1.02)	2.28	1.30	(2.44)
Total from investment operations	3.81	1.42	(0.92)	2.44	1.52	(2.20)

Dividends and distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)
Distributions from capital gain	(0.01)	(0.82)	—	—	—	—
Total dividends and distributions	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)

Net asset value, end of year	$ 18.33	$ 14.75	$ 14.32	$ 15.33	$ 13.09	$ 11.78

Total Return[4]	26.06%	10.81%	(6.42)%	18.72%	12.91%	(15.29)%

Net assets, end of year (in millions)	$ 167	$ 103	$ 74	$ 86	$ 75	$ 79

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%	0.67%	0.67%[5]	1.04%[5]	0.79%	0.74%
Ratio of expenses to average net assets after reimbursement[4]	0.65%	0.65%	0.65%[5]	0.75%[5]	0.75%	0.71%
Ratio of net investment income to average net assets[4]	1.22%	1.52%	1.13%[5]	1.67%[5]	1.72%	2.12%

Portfolio turnover rate	25%	53%	82%[6]	7%[6]	22%	39%

[1]		Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]		Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[3]		Based on average shares outstanding.
[4]		Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[5]		Annualized.
[6]		Not annualized for periods of less than one year.

See Notes to Financial Statements

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the "Trust") comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund, and Capital Group U.S. Equity Fund, including the schedule of investments, as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2013, the results of their operations for the year then ended , the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 17, 2013